UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Global Allocation Fund, Inc. SEMI-ANNUAL REPORT APRIL 30, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the

S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-

to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April,

however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	– 9.64%	– 4.68%

Small cap U.S. equities (Russell 2000 Index)	–12.92	–10.96

International equities (MSCI Europe, Australasia, Far East Index)	– 9.21	– 1.78

Fixed income (Lehman Brothers U.S. Aggregate Index)	+ 4.08	+ 6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+ 1.47	+ 2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 0.73	– 0.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets,

and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2008 (Unaudited) Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed both its Reference Portfolio and the all-equity benchmark for the six-month period ended April 30, 2008. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement.

What factors influenced performance?
•Relative to the Reference Portfolio, the Fund’s performance benefited from an underweight and effective security selection in the U.S. and Australia, as well as from an overweight and stock selection in Brazil. On a sector basis, strong stock selection in energy, financials, consumer discretionary and consumer staples enhanced relative performance. Additionally, the
Fund’s investments in U.S. Treasury issues and U.S. Treasury Inflation
Protected Securities (TIPS) benefited results, as an overall increase in risk aversion among investors benefited high-quality government securities.
•Conversely, an overweight position and disappointing stock selection in
South Korea detracted from the Fund’s relative performance, as did stock selection in Canada. Security selection in the materials and healthcare sectors also hindered results.

Describe recent portfolio activity.
•The Fund’s overall equity allocation increased from 54.4% of net assets to
55.4% at period-end. Allocation increases in the U.S., Africa/Middle East and Latin America were partially offset by decreases in Asia and Europe.
From a sector perspective, the Fund’s exposure to healthcare, consumer staples and information technology increased over the period, while expo-
sure to financials, consumer discretionary and energy was reduced.
•The Fund’s allocation to fixed income increased from 29.1% of net assets to 34.5% due to increases in U.K. Gilts, U.S. agencies, European government bonds and Japanese inflation-linked bonds. Accordingly, the
Fund’s cash equivalent holdings decreased from 16.5% of net assets to
10.1% at period-end.

Describe Fund positioning at period-end.
•Relative to its Reference Portfolio, the Fund ended the period moderately underweight in equities. Within that allocation, the Fund maintained an overweight in Asian stocks and Latin American equities, while it held underweights in U.S. stocks and European equities. The Fund was underweight in fixed income securities, notably non-USD and, conse-
quently, overweight in cash equivalents.
•On a sector basis, the Fund held overweights in materials, telecommuni-
cation services, healthcare and industrials, and was underweight in con-
sumer discretionary, financials, information technology, utilities and consumer staples.
•With respect to currency exposure, the Fund was underweight in the U.S.
dollar, the euro and the British pound, and maintained overweights in the Swiss franc, the Japanese yen and the Brazilian real. Additionally, the Fund had small overweight positions in the Singapore dollar, the
Malaysian ringgit and the Indian rupee.

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
† The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
† † This unmanaged capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
† † † The Reference Portfolio is an unmanaged weighted Index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.)
Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the “Performance Summary” section.
Past performance is not indicative of future results.

4 BLACKROCK GLOBAL ALLOCATION FUND, INC. APRIL 30, 2008

Performance Summary for the Period Ended April 30, 2008

				Average Annual Total Returns*

		1 Year		5 Years			10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–0.58%	+11.87%	—	+17.35%	—	+11.12%	—
Investor A	–0.77	+11.53	+ 5.68%	+17.06	+15.81%	+10.83	+10.24%
Investor B	–1.17	+10.60	+ 6.10	+16.15	+15.93	+10.16	+10.16
Investor C	–1.13	+10.69	+ 9.69	+16.16	+16.16	+ 9.98	+ 9.98
Class R	–0.94	+11.17	—	+16.79	—	+10.60	—
FTSE World Index	–8.86	– 0.01	—	+16.87	—	+ 6.23	—
Reference Portfolio	–2.38	+ 4.60	—	+11.59	—	+ 6.27	—
U.S. Stocks: S&P 500® Index**	–9.64	– 4.68	—	+10.62	—	+ 3.89	—
Non-U.S. Stocks: FTSE World Index
(Ex-U.S.) Equities***	–8.34	+ 3.56	—	+23.04	—	+ 8.41	—
U.S. Bonds: ML Treasury Index GA05****	+6.77	+10.89	—	+ 3.90	—	+ 5.67	—
Non-U.S. Bonds: Citigroup World
Government Bond Index (Ex-U.S.)*****	+9.14	+16.47	—	+ 7.90	—	+ 6.74	—

* Assuming maximum sales charges. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
*** This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.
**** This unmanaged Index is designed to track the total return of the current coupon five-year U.S. Treasury bond.

*****This unmanaged market capitalization-weighted Index tracks 10 government bond indexes, excluding the United States. Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2007	April 30, 2008	During the Period*	November 1, 2007	April 30, 2008	During the Period*

Institutional	$1,000	$994.20	$4.61	$1,000	$1,020.28	$4.67
Investor A	$1,000	$992.30	$5.85	$1,000	$1,019.03	$5.92
Investor B	$1,000	$988.30	$9.84	$1,000	$1,015.00	$9.97
Investor C	$1,000	$988.70	$9.59	$1,000	$1,015.25	$9.72
Class R	$1,000	$990.60	$7.52	$1,000	$1,017.34	$7.62

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.93% for Institutional, 1.18% for Investor A, 1.99% for Investor B, 1.94% for
Investor C and 1.52% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

Fund Profile as of April 30, 2008

Percent of
Ten Largest Holdings (Equity Investments)	Net Assets

General Electric Co.	1%
Burlington Northern Santa Fe Corp.	1
Petroleo Brasileiro SA	1
Microsoft Corp.	1
Johnson & Johnson	1
American International Group, Inc.	1
Union Pacific Corp.	1
AT&T Inc.	1
Bristol-Myers Squibb Co.	1
The Procter & Gamble Co.	1

Percent of
Five Largest Industries (Equity Investments)	Net Assets

Oil, Gas & Consumable Fuels	7%
Insurance	4
Metals & Mining	4
Pharmaceuticals	4
Diversified Telecommunication Services	3

* For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

5

Fund Summary (concluded)

Overall Asset Exposure as of April 30, 2008

	Percent of Fund’s Net Assets		Reference Portfolio‡
	4/30/08	10/31/07	Percentages

U.S. Equities	26.3*	22.4%*	36.0%

European Equities	9.2*	11.4*	14.2

Pacific Basin Equities	14.8	17.0*	7.8

Other Equities	5.1	3.6	2.0

Total Equities	55.4	54.4	60.0

U.S. Dollar Denominated Fixed Income Securities	21.5	21.5	24.0

U.S. Issuers	20.8	18.3	—

Non-U.S. Issuers	0.7	3.2	—

Non-U.S. Dollar Denominated Fixed Income Securities	13.0	7.6	16.0

Total Fixed Income Securities	34.5†	29.1†	40.0

Cash & Cash Equivalents**	10.1	16.5	—

* Includes value of financial futures contracts. ** Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.

† Includes Preferred Stock.

‡ The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Ex-U.S.) Equities; 24% Merrill Lynch
Treasury Index GA05; and 16% Citigroup World Government Bond Index (Ex-U.S.). Descriptions of these Indexes can be found on page 5 of this report to shareholders in the “Performance Summary” section.

Portfolio Composition as of April 30, 2008

Breakdown of Equity &
Fixed Income Securities	Percent of
By Country	Net Assets†

United States	60%*
Japan	8
United Kingdom	5
Germany	4
Brazil	3
Canada	3
India	2
Malaysia	2*
France	2
South Korea	2
Singapore	2
Australia	1
China	1
Europe	1
Switzerland	1
Taiwan	1
Hong Kong	1
United Arab Emirates	1
Italy	1
Netherlands	1

† Total may not equal 100%. * Includes investments in short-term securities.

6 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
The Fund’s manager waived a portion of its fee. Without such waiver, the
Fund’s returns would have been lower.

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

7

Schedule of Investments April 30, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.8%
Beverages — 0.0%
Coca-Cola Amatil Ltd.	1,050,000	$ 8,308,523

Metals & Mining — 0.5%
BHP Billiton Ltd.	1,325,000	53,413,102
Newcrest Mining Ltd.	634,500	17,425,847
Rio Tinto Ltd.	405,000	52,262,489
Zinifex Ltd.	475,000	4,519,158

		127,620,596

Oil, Gas & Consumable Fuels — 0.1%
Woodside Petroleum Ltd.	580,000	30,545,899

Paper & Forest Products — 0.0%
Great Southern Plantations Ltd.	1,600,000	2,333,973

Transportation Infrastructure — 0.2%
Macquarie Airports Group	3,050,000	9,034,384
Macquarie Infrastructure Group	8,000,000	21,334,675
Transurban Group	2,882,894	18,579,427

		48,948,486

Total Common Stocks in Australia		217,757,477

Austria — 0.0%
Diversified Telecommunication Services — 0.0%
Telekom Austria AG	125,100	3,079,618

Total Common Stocks in Austria		3,079,618

Belgium — 0.1%
Diversified Financial Services — 0.1%
Fortis	1,085,025	29,439,790

Total Common Stocks in Belgium		29,439,790

Brazil — 2.2%
Commercial Banks — 0.1%
Banco Bradesco SA	646,163	14,966,463
Uniao de Bancos Brasileiros SA (a)	105,000	15,268,049

		30,234,512

Construction & Engineering — 0.0%
Obrascon Huarte Lain Brasil SA	833,500	11,282,486

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (a)	443,799	9,102,312

Food & Staples Retailing — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de
Acucar (Preference Shares)	1,248,694	28,546,728

Food Products — 0.3%
Cosan SA Industria e Comercio	604,500	10,644,757
JBS SA (b)	2,400,000	12,677,175
SLC Agricola SA (b)	2,876,500	54,511,942

		77,833,874

Household Durables — 0.1%
Gafisa SA	1,010,000	22,069,065

Metals & Mining — 0.3%
Companhia Vale do Rio Doce (Preference ‘A’
Shares) (a)	2,000,000	63,680,000
Usinas Siderurgicas de Minas Gerais SA
(Preference ‘A’ Shares)	654,750	31,473,063

		95,153,063

Common Stocks	Shares	Value

Brazil (concluded)
Oil, Gas & Consumable Fuels — 1.1%
Petroleo Brasileiro SA (a)	2,715,200	$ 292,087,584

Road & Rail — 0.1%
All America Latina Logistica SA	1,800,000	23,498,977

Wireless Telecommunication Services — 0.1%
Vivo Participacoes SA (a)(b)(c)	2,500,000	16,875,000

Total Common Stocks in Brazil		606,683,601

Canada — 2.1%
Auto Components — 0.0%
Magna International, Inc. (Class A)	9,100	679,133

Communications Equipment — 0.0%
Nortel Networks Corp. (b)	740,300	6,322,162

Diversified Telecommunication Services — 0.1%
BCE, Inc.	18,700	682,176
TELUS Corp.	331,500	15,246,828

		15,929,004

Food Products — 0.0%
Vittera, Inc. (b)	1,000,000	13,672,922

Insurance — 0.0%
Sun Life Financial, Inc.	11,400	553,356

Metals & Mining — 1.3%
Alamos Gold, Inc. (b)	2,512,300	15,192,044
Aurelian Resources, Inc. (b)	2,208,800	8,992,235
Barrick Gold Corp.	752,740	29,070,819
Eldorado Gold Corp. (b)	4,012,500	27,371,537
Goldcorp, Inc.	3,076,900	109,906,868
Golden Star Resources Ltd (b)	1,500,000	5,034,257
Iamgold Corp.	883,850	5,285,423
Kinross Gold Corp. (USD)	4,284,616	80,961,416
Kinross Gold Corp.	1,799,800	34,034,218
Peak Gold Ltd. (b)	3,500,000	2,467,481
Yamaha Gold, Inc.	3,019,300	38,704,362

		357,020,660

Oil, Gas & Consumable Fuels — 0.2%
Canadian Natural Resources Ltd.	300,000	25,500,000
EnCana Corp.	13,700	1,107,097
Imperial Oil Ltd.	19,100	1,118,114
Petro-Canada	337,000	16,885,136
Petro-Canada (USD)	18,500	927,220
Talisman Energy, Inc.	225,000	4,550,938

		50,088,505

Paper & Forest Products — 0.0%
Sino-Forest Corp. (b)	625,000	9,464,055

Road & Rail — 0.3%
Canadian Pacific Railway Ltd.	641,300	44,179,718
Canadian Pacific Railway Ltd. (USD)	604,900	41,834,884

		86,014,602

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. Class B	1,202,800	53,668,936

Total Common Stocks in Canada		593,413,335

See Notes to Financial Statements.

8 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chile — 0.1%
Commercial Banks — 0.1%
Banco Santander Chile SA (a)	340,400	$ 17,877,808

Electric Utilities — 0.0%
Enersis SA (a)	400,000	7,552,000

Food & Staples Retailing — 0.0%
Centros Comerciales Sudamericanos SA	1,575,100	6,611,910

Multiline Retail — 0.0%
SACI Falabella	1,209,000	6,563,629

Total Common Stocks in Chile		38,605,347

China — 1.2%
Automobiles — 0.0%
Denway Motors Ltd.	10,000,000	5,072,771

Diversified Telecommunication Services — 0.0%
China Communications Services Corp. Ltd.	368,400	282,724

Electrical Equipment — 0.1%
Shanghai Electric Group Corp.	24,766,000	13,885,951

Food Products — 0.2%
Chaoda Modern Agriculture Holdings Ltd.	41,561,733	59,768,245

Independent Power Producers & Energy
Traders — 0.0%
Huaneng Power International, Inc.	3,000,000	2,520,504

Industrial Conglomerates — 0.3%
Beijing Enterprises Holdings Ltd.	14,880,000	61,292,673
Tianjin Development Holdings Ltd.	20,000,000	16,088,580

		77,381,253

Insurance — 0.1%
China Life Insurance Co. Ltd. (a)(c)	258,866	16,981,610
Ping An Insurance Group Co. of China Ltd.	1,725,000	16,375,528

		33,357,138

Oil, Gas & Consumable Fuels — 0.2%
China Shenhua Energy Co. Ltd. Class H	13,398,200	61,500,544
Yanzhou Coal Mining Co. Ltd.	300	554

		61,501,098

Transportation Infrastructure — 0.1%
Hainan Meilan International Airport Co., Ltd.	5,459,600	5,679,519
Jiangsu Express	3,274,000	3,056,050
Tianjin Port Development Holdings Ltd.	30,251,200	16,919,591
Xiamen International Port Co. Ltd.	33,406,400	10,986,995

		36,642,155

Wireless Telecommunication Services — 0.2%
China Mobile Ltd.	2,800,000	48,180,774

Total Common Stocks in China		338,592,613

Denmark — 0.1%
Commercial Banks — 0.1%
Danske Bank A/S	415,895	14,318,498

Total Common Stocks in Denmark		14,318,498

Egypt — 0.1%
Diversified Telecommunication Services — 0.1%
Telecom Egypt	4,917,109	17,887,210

Total Common Stocks in Egypt		17,887,210

Common Stocks	Shares	Value

Finland — 0.0%
Communications Equipment — 0.0%
Nokia Oyj (a)	26,700	$ 802,869

Electric Utilities — 0.0%
Fortum Oyj	202,502	8,566,628

Total Common Stocks in Finland		9,369,497

France — 0.9%
Commercial Banks — 0.1%
Societe Generale SA	207,922	24,153,207

Communications Equipment — 0.0%
Alcatel SA (a)	244,500	1,630,815

Diversified Telecommunication Services — 0.2%
France Telecom SA	1,600,000	50,065,479

Electric Utilities — 0.1%
Electricite de France SA	260,959	27,275,931

Health Care Equipment & Supplies — 0.1%
Cie Generale d’Optique Essilor International SA	540,000	33,499,046

Machinery — 0.1%
Vallourec SA	101,972	27,645,958

Multi-Utilities — 0.1%
Suez SA	360,563	25,405,968

Oil, Gas & Consumable Fuels — 0.2%
Total SA	698,629	58,521,445

Pharmaceuticals — 0.0%
Sanofi-Aventis (a)	31,800	1,226,844

Software — 0.0%
Inforgrames Entertainment SA (b)	68,800	1,266,574

Total Common Stocks in France		250,691,267

Germany — 1.0%
Air Freight & Logistics — 0.1%
Deutsche Post AG	884,183	27,448,326

Automobiles — 0.2%
Bayerische Motoren Werke AG	483,098	26,336,800
DaimlerChrysler AG	387,903	30,162,007

		56,498,807

Chemicals — 0.1%
Bayer AG	480,025	40,646,087
Bayer AG (a)	12,400	1,055,245

		41,701,332

Diversified Telecommunication Services — 0.1%
Deutsche Telekom AG	1,288,835	23,056,051

Electric Utilities — 0.2%
E.ON AG	257,794	52,292,358

Industrial Conglomerates — 0.1%
Siemens AG	322,280	37,708,694

Insurance — 0.2%
Allianz AG Registered Shares	219,489	44,598,616

Total Common Stocks in Germany		283,304,184

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

9

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hong Kong — 0.6%
Electric Utilities — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	4,499,900	$ 19,468,503

Industrial Conglomerates — 0.1%
Hutchison Whampoa Ltd.	3,800,000	37,134,932

Real Estate Investment Trusts (REITs) — 0.1%
The Link REIT	10,125,000	24,239,843

Real Estate Management & Development — 0.3%
Cheung Kong Holdings Ltd.	1,700,000	26,552,997
Sun Hung Kai Properties Ltd.	1,991,700	34,808,025
Wharf Holdings Ltd.	5,048,375	25,530,587

		86,891,609

Total Common Stocks in Hong Kong		167,734,887

India — 1.1%
Automobiles — 0.1%
Bajaj Auto Ltd. (b)	168,000	3,719,636
Tata Motors Ltd.	837,540	13,824,706

		17,544,342

Commercial Banks — 0.1%
State Bank of India Ltd.	575,000	25,166,483

Construction & Engineering — 0.0%
Larsen & Toubro Ltd.	200,300	14,780,411

Construction Materials — 0.1%
Gujarat Ambuja Cements Ltd.	7,982,882	22,422,021

Diversified Financial Services — 0.0%
Bajaj Finserv Ltd. (b)	168,000	1,859,839
Bajaj Holdings and Investments Ltd.	168,000	2,953,425
Reliance Capital Ltd.	181,600	6,776,420

		11,589,684

Electrical Equipment — 0.0%
Bharat Heavy Electricals Ltd.	235,700	11,086,276

IT Services — 0.0%
Infosys Technologies Ltd.	195,000	8,437,593

Media — 0.1%
Wire and Wireless India Ltd. (b)	3,089,075	3,404,690
Zee News Ltd. (b)	2,793,141	4,218,672
Zee Telefilms Ltd.	3,617,650	19,049,610

		26,672,972

Oil, Gas & Consumable Fuels — 0.4%
Hindustan Petroleum Corp.	300,000	1,908,879
Reliance Industries Ltd.	1,624,600	104,818,732

		106,727,611

Pharmaceuticals — 0.0%
Wockhardt Ltd.	225,000	1,658,339

Road & Rail — 0.1%
Container Corp. of India	900,000	19,182,577

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp.	475,000	32,876,149

Wireless Telecommunication Services — 0.1%
Reliance Communication Ventures Ltd.	1,400,000	20,022,849

Total Common Stocks in India		318,167,307

Common Stocks	Shares	Value

Indonesia — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk PT	44,811,734	$ 32,313,818

Total Common Stocks in Indonesia		32,313,818

Ireland — 0.1%
Construction Materials — 0.1%
CRH Plc	610,724	23,303,366

Total Common Stocks in Ireland		23,303,366

Israel — 0.1%
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd. (a)	300,001	14,034,047

Software — 0.0%
AFI Development Plc (a)(b)	1,025,000	7,328,750
Check Point Software Technologies Ltd. (b)	60,400	1,426,648
Ectel Ltd. (a)(b)	227,521	509,647

		9,265,045

Total Common Stocks in Israel		23,299,092

Italy — 0.5%
Commercial Banks — 0.2%
Banca Intesa SpA	4,782,663	35,594,484
Unicredit SpA	3,979,535	29,998,378

		65,592,862

Diversified Telecommunication Services — 0.1%
Telecom Italia SpA	10,319,742	21,582,188

Oil, Gas & Consumable Fuels — 0.2%
Eni SpA	1,277,729	49,237,589

Total Common Stocks in Italy		136,412,639

Japan — 6.3%
Auto Components — 0.1%
Toyota Industries Corp.	750,000	26,161,439

Automobiles — 0.2%
Honda Motor Co., Ltd.	300,000	9,574,927
Suzuki Motor Corp.	2,000,000	50,744,728

		60,319,655

Beverages — 0.4%
Coca-Cola Central Japan Co., Ltd.	1,450	11,741,104
Coca-Cola West Holdings Co., Ltd.	1,555,700	35,219,745
Hokkaido Coca-Cola Bottling Co., Ltd.	500,000	2,979,028
Kirin Holdings Co., Ltd.	2,400,000	42,937,608
Mikuni Coca-Cola Bottling Co., Ltd.	1,350,000	14,066,912

		106,944,397

Building Products — 0.2%
Asahi Glass Co., Ltd.	1,649,900	19,700,880
Daikin Industries Ltd.	425,000	21,268,630

		40,969,510

Chemicals — 0.5%
Mitsubishi Rayon Co., Ltd.	11,000,000	35,778,337
Shin-Etsu Chemical Co., Ltd.	725,000	44,892,101
Sumitomo Chemical Co., Ltd.	6,250,000	40,599,796
Ube Industries Ltd.	1,974,900	6,923,530

		128,193,764

See Notes to Financial Statements.

10 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Commercial Banks — 0.2%
The Bank of Yokohama Ltd.	595,000	$ 4,369,200
Fukuoka Financial Group, Inc.	2,900,000	14,415,885
Shinsei Bank Ltd.	2,000,000	8,802,438
Sumitomo Mitsui Financial Group, Inc.	2,650	22,804,320

		50,391,843

Construction & Engineering — 0.3%
JGC Corp.	1,625,000	30,207,072
Kinden Corp.	1,600,000	15,161,049
Okumura Corp.	4,609,800	22,784,428
Toda Corp.	2,249,500	10,949,052

		79,101,601

Consumer Finance — 0.0%
Credit Saison Co., Ltd.	610,000	16,373,799

Diversified Financial Services — 0.2%
NCB Holdings Ltd. (b)	34,970	1,293,890
RHJ International (b)	3,465,000	45,201,638
RHJ International (a)(b)	911,000	12,019,971

		58,515,499

Electronic Equipment & Instruments — 0.2%
Hoya Corp.	1,500,000	41,864,728
Murata Manufacturing Co., Ltd.	500,000	26,546,668

		68,411,396

Food & Staples Retailing — 0.2%
Ministop Co., Ltd.	200,000	4,134,446
Seven & I Holdings Co. Ltd.	1,575,000	47,149,931

		51,284,377

Food Products — 0.0%
Ajinomoto Co., Inc.	525,000	5,295,496
House Foods Corp.	250,000	3,892,586

		9,188,082

Gas Utilities — 0.1%
Tokyo Gas Co., Ltd.	8,498,000	32,647,075

Household Durables — 0.4%
Daiwa House Industry Co., Ltd.	1,125,000	12,724,436
Matsushita Electric Industrial Co., Ltd.	2,000,000	46,681,369
Rinnai Corp.	265,000	8,509,393
Sekisui House Ltd.	3,500,000	33,317,929
Sony Corp. (a)	27,800	1,272,962

		102,506,089

Insurance — 1.3%
Aioi Insurance Co., Ltd.	10,500,000	66,380,604
Millea Holdings, Inc.	3,150,000	133,507,515
Mitsui Sumitomo Insurance Group
Holdings, Inc.	2,422,695	96,455,809
Nipponkoa Insurance Co., Ltd.	6,750,000	66,159,172

		362,503,100

Machinery — 0.1%
Kubota Corp.	3,500,000	24,521,789
Tadano Ltd.	250,000	2,594,403

		27,116,192

Media — 0.1%
Toho Co., Ltd.	1,275,000	29,162,358

Common Stocks	Shares	Value

Japan (concluded)
Office Electronics — 0.2%
Canon, Inc.	950,000	$ 47,763,726

Pharmaceuticals — 0.6%
Astellas Pharma, Inc.	1,722,000	70,885,118
Mitsubishi Tanabe Pharma Corp.	994,000	11,913,791
Takeda Pharmaceutical Co., Ltd.	1,825,000	96,489,583

		179,288,492

Real Estate Management & Development — 0.1%
Marco Polo Investment Holdings Ltd.	4,274	1,196,580
NTT Urban Development Co.	12,600	19,549,028

		20,745,608

Road & Rail — 0.2%
East Japan Railway Co.	5,125	40,897,055

Specialty Retail — 0.0%
Shimachu Co., Ltd.	200,000	5,503,704

Textiles, Apparel & Luxury Goods — 0.0%
Asics Corp.	550,000	5,575,328

Tobacco — 0.1%
Japan Tobacco, Inc.	5,100	24,799,304

Trading Companies & Distributors — 0.3%
Mitsubishi Corp.	2,750,000	88,526,149

Wireless Telecommunication Services — 0.3%
NTT DoCoMo, Inc.	48,100	70,649,627
Okinawa Cellular Telephone Co.	640	1,111,476

		71,761,103

Total Common Stocks in Japan		1,734,650,645

Kazakhstan — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
KazMunaiGas Exploration Production (a)	500,000	14,550,000

Total Common Stocks in Kazakhstan		14,550,000

Luxembourg — 0.1%
Metals & Mining — 0.1%
ArcelorMittal	464,488	40,733,474

Total Common Stocks in Luxembourg		40,733,474

Malaysia — 0.4%
Diversified Telecommunication Services — 0.0%
TM International Bhd (b)	3,750,000	8,487,654
Telekom Malaysia Bhd	3,750,000	4,297,246

		12,784,900

Electric Utilities — 0.1%
Tenaga Nasional Bhd	12,750,444	26,472,788

Food Products — 0.2%
IOI Corp. Bhd	18,867,856	43,582,360

Tobacco — 0.1%
British American Tobacco Malaysia Bhd	1,125,000	15,210,424

Transportation Infrastructure — 0.0%
PLUS Expressways Bhd	3,859,800	3,937,926

Total Common Stocks in Malaysia		101,988,398

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

11

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico — 0.2%
Beverages — 0.1%
Fomento Economico Mexicano, SA de CV (a)	670,800	$ 29,146,260

Household Durables — 0.0%
Urbi, Desarrollos Urbanos, SA de CV (b)	531,900	1,706,441

Media — 0.0%
Megacable Holdings SAB de CV (b)	200,600	590,970

Wireless Telecommunication Services — 0.1%
America Movil, SA de CV (a)	588,900	34,132,644

Total Common Stocks in Mexico		65,576,315

Netherlands — 0.2%
Chemicals — 0.2%
Akzo Nobel NV	469,013	39,597,192

Food Products — 0.0%
Unilever NV (a)	267,300	8,965,242

Industrial Conglomerates — 0.0%
Koninklijke Philips Electronics NV	32,000	1,201,920

Total Common Stocks in the Netherlands		49,764,354

New Zealand — 0.0%
Diversified Telecommunication Services — 0.0%
Telecom Corp. of New Zealand Ltd.	1,777,778	5,243,646

Electric Utilities — 0.0%
Contact Energy Ltd.	1,115,000	8,452,049

Total Common Stocks in New Zealand		13,695,695

Norway — 0.1%
Diversified Telecommunication Services — 0.0%
Telenor ASA	477,000	9,559,825

Oil, Gas & Consumable Fuels — 0.1%
Statoilhydro ASA	519,856	18,702,366

Total Common Stocks in Norway		28,262,191

Peru — 0.0%
Metals & Mining — 0.0%
Southern Copper Corp.	13,800	1,583,688

Total Common Stocks in Peru		1,583,688

Philippines — 0.0%
Independent Power Producers & Energy Traders — 0.0%
First Gen Corp.	450,000	376,308
PNOC Energy Development Corp.	9,000,000	1,100,574

		1,476,882

Total Common Stocks in the Philippines		1,476,882

Russia — 0.4%
Metals & Mining — 0.3%
Cherepovets MK Severstal (a)	1,066,900	26,032,360
Novolipetsk Steel (a)	300,000	14,100,000
Polyus Gold Co. ZAO (a)	500,000	26,700,000

		66,832,360

Oil, Gas & Consumable Fuels — 0.1%
OAO Gazprom (a)	518,600	27,589,520

Transportation Infrastructure — 0.0%
Novorossiysk Commercial Sea Port (a)	188,550	2,922,525

Total Common Stocks in Russia		97,344,405

Common Stocks	Shares	Value

Singapore — 1.1%
Commercial Banks — 0.1%
Oversea-Chinese Banking Corp.	3,750,000	$ 24,529,394

Diversified Telecommunication Services — 0.3%
Singapore Telecommunications Ltd.	25,541,910	72,942,026

Health Care Providers & Services - 0.1%
Parkway Holdings Ltd.	8,999,900	23,375,461

Industrial Conglomerates — 0.3%
Fraser and Neave Ltd.	8,600,000	30,452,399
Keppel Corp. Ltd.	7,500,000	57,413,563

		87,865,962

Media — 0.0%
Singapore Press Holdings Ltd.	4,000,000	13,138,735

Real Estate Investment Trusts (REITs) — 0.0%
Parkway Life Real Estate Investment Trust	449,995	412,993

Real Estate Management & Development — 0.2%
CapitaLand Ltd.	7,750,000	39,060,009
Keppel Land Ltd.	1,831,652	8,224,033

		47,284,042

Trading Companies & Distributors — 0.0%
Noble Group Ltd.	4,237,764	6,965,418

Wireless Telecommunication Services — 0.1%
MobileOne Ltd.	10,800,000	15,421,152

Total Common Stocks in Singapore		291,935,182

South Africa — 0.1%
Metals & Mining — 0.1%
Anglo Platinum Ltd.	79,000	12,599,352
Gold Fields Ltd. (a)	550,000	7,425,000
Impala Platinum Holdings Ltd.	310,000	12,546,112

		32,570,464

Oil, Gas & Consumable Fuels — 0.0%
Sasol Ltd.	152,000	8,619,542

Total Common Stocks in South Africa		41,190,006

South Korea — 1.5%
Chemicals — 0.1%
Samsung Fine Chemicals Co., Ltd.	608,400	35,040,286

Commercial Banks — 0.1%
Daegu Bank	430,000	6,818,711
Hana Financial Group, Inc.	178,800	8,085,512
Kookmin Bank	218,700	15,257,355
Pusan Bank	450,000	7,240,470

		37,402,048

Diversified Telecommunication Services — 0.2%
KT Corp. (a)	2,200,000	50,864,000

Electric Utilities — 0.1%
Korea Electric Power Corp.	700,000	23,363,112

Electrical Equipment — 0.1%
LS Cable Ltd.	342,000	33,523,072

Electronic Equipment & Instruments — 0.0%
Fine DNC Co., Ltd. (b)	635,000	2,329,055
Interflex Co., Ltd.	565,000	2,130,074

		4,459,129

See Notes to Financial Statements.

12 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

South Korea (concluded)
Food Products — 0.1%
CJ Cheil Jedang Corp. (b)	76,516	$ 19,465,614
Nong Shim Co., Ltd.	23,100	4,253,075

		23,718,689

Hotels, Restaurants & Leisure — 0.0%
Paradise Co. Ltd.	2,121,026	6,738,287

Industrial Conglomerates — 0.0%
CJ Corp. (b)	130,284	10,360,998

Insurance — 0.2%
Dongbu Insurance Co., Ltd.	339,200	12,711,007
Korean Reinsurance Co.	1,326,306	13,220,022
Meritz Fire & Marine Insurance Co. Ltd.	1,840,166	15,957,748

		41,888,777

Metals & Mining — 0.2%
POSCO	60,330	29,716,097
POSCO (a)	288,000	35,539,200

		65,255,297

Multiline Retail — 0.0%
Lotte Shopping Co. (a)(d)	171,000	3,121,024

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co., Ltd.	18,000	12,760,342

Textiles, Apparel & Luxury Goods — 0.0%
Cheil Industries, Inc.	225,000	12,262,782

Tobacco — 0.2%
KT&G Corp.	650,000	53,802,256

Wireless Telecommunication Services — 0.1%
SK Telecom Co., Ltd.	75,140	15,121,665

Total Common Stocks in South Korea		429,681,764

Spain — 0.3%
Commercial Banks — 0.2%
Banco Santander SA	1,968,602	42,573,174

Diversified Telecommunication Services — 0.1%
Telefonica SA (a)	186,798	16,135,611

Electric Utilities — 0.0%
Iberdrola Renovables (b)	1,315,200	9,549,334

Transportation Infrastructure — 0.0%
Cintra Concesiones de Infraestructuras
de Transporte SA	440,998	6,807,179

Total Common Stocks in Spain		75,065,298

Switzerland — 1.1%
Capital Markets — 0.1%
Credit Suisse Group	699,517	38,953,946

Diversified Telecommunication Services — 0.1%
Swisscom AG	72,472	25,711,307

Food Products — 0.4%
Nestle SA Registered Shares	230,452	109,989,703

Insurance — 0.2%
Swiss Reinsurance Co. Registered Shares	260,468	21,536,976
Zurich Financial Services AG	94,694	28,698,910

		50,235,886

Common Stocks	Shares	Value

Switzerland (concluded)
Pharmaceuticals — 0.3%
Novartis AG Registered Shares	951,631	$ 47,967,162
Roche Holding AG	204,404	33,823,996

		81,791,158

Total Common Stocks in Switzerland		306,682,000

Taiwan — 0.9%
Commercial Banks — 0.0%
Chinatrust Financial Holding Co.	10,317,540	10,773,606

Construction Materials — 0.2%
Taiwan Cement Corp.	25,708,113	41,703,398

Diversified Financial Services — 0.0%
Fubon Financial Holding Co. Ltd.	6,740,000	8,011,924

Diversified Telecommunication Services — 0.3%
Chunghwa Telecom Co., Ltd.	9,528,909	24,583,379
Chunghwa Telecom Co., Ltd. (a)	2,090,909	53,339,089

		77,922,468

Electronic Equipment & Instruments — 0.2%
Delta Electronics, Inc.	10,350,838	30,914,354
HON HAI Precision Industry Co., Ltd.	3,500,000	20,227,090

		51,141,444

Insurance — 0.1%
Cathay Financial Holding Co., Ltd.	8,025,402	22,517,545

Semiconductors & Semiconductor
Equipment — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,350,000	15,174,000
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000,000	8,791,756

		23,965,756

Total Common Stocks in Taiwan		236,036,141

Thailand — 0.4%
Commercial Banks — 0.1%
Siam Commercial Bank Pcl	12,600,000	35,364,238

Construction Materials — 0.0%
Siam Cement Pcl Foreign Shares	1,750,000	11,909,640

Electronic Equipment & Instruments — 0.0%
Hana Microelectronics Pcl	10,750,000	5,932,671

Food Products — 0.0%
Thai Union Frozen Products Pcl Foreign Shares	3,300,000	2,018,922

Oil, Gas & Consumable Fuels — 0.2%
PTT Exploration & Production Pcl	2,233,000	11,689,625
PTT Public Company THB10	3,600,000	37,918,638

		49,608,263

Transportation Infrastructure — 0.1%
Airports of Thailand Pcl	6,255,000	10,849,101
Bangkok Expressway Pcl Foreign Shares	4,950,000	3,122,044

		13,971,145

Total Common Stocks in Thailand		118,804,879

United Kingdom — 2.5%
Aerospace & Defense — 0.1%
BAE Systems Plc	3,897,989	35,934,183

Beverages — 0.4%
Diageo Plc (a)	1,215,000	99,508,500

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

13

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Commercial Banks — 0.2%
Barclays Plc	1,727,473	$ 15,619,634
HSBC Holdings Plc	1,109,977	19,273,514

		34,893,148

Diversified Financial Services — 0.0%
Guinness Peat Group Plc	7,629,318	10,300,233

Food Products — 0.3%
Cadbury Schweppes Plc (a)	789,900	36,414,390
Premier Foods Plc	1,000,000	2,543,330
Unilever Plc	1,481,940	49,736,864

		88,694,584

Insurance — 0.1%
Prudential Plc	2,281,013	30,983,194

Media — 0.0%
Virgin Media, Inc.	1,170,725	15,102,353

Metals & Mining — 0.3%
Anglo American Plc	660,769	42,712,928
BHP Billiton Plc	1,203,970	42,963,111

		85,676,039

Oil, Gas & Consumable Fuels — 0.5%
BP Plc	4,963,520	60,146,570
Royal Dutch Shell Plc (a)	200,000	16,062,000
Royal Dutch Shell Plc Class B	1,693,219	67,468,462

		143,677,032

Pharmaceuticals — 0.1%
GlaxoSmithKline Plc (a)	28,400	1,252,724
GlaxoSmithKline Plc	923,741	20,434,236

		21,686,960

Tobacco — 0.1%
British American Tobacco Plc	969,554	36,370,114

Wireless Telecommunication Services — 0.4%
Vodafone Group Plc	29,118,967	92,151,759
Vodafone Group Plc (a)	876,736	27,757,462

		119,909,221

Total Common Stocks in the United Kingdom		722,735,561

United States — 25.9%
Aerospace & Defense — 0.2%
Boeing Co.	108,800	9,232,768
General Dynamics Corp.	89,600	8,101,632
Goodrich Corp.	13,600	926,840
Honeywell International, Inc.	13,400	795,960
L-3 Communications Holdings, Inc.	8,200	913,890
Lockheed Martin Corp.	6,000	636,240
Northrop Grumman Corp.	7,600	559,132
Precision Castparts Corp.	120,000	14,107,200
Raytheon Co.	10,400	665,288
Spirit Aerosystems Holdings, Inc. Class A (b)	300,000	8,751,000

		44,689,950

Air Freight & Logistics — 0.0%
FedEx Corp.	52,500	5,033,175

Auto Components — 0.0%
Johnson Controls, Inc.	21,600	761,616
WABCO Holdings, Inc.	4,400	210,144

		971,760

Common Stocks	Shares	Value

United States (continued)
Automobiles — 0.1%
General Motors Corp.	1,358,800	$ 31,524,160

Beverages — 0.1%
The Coca-Cola Co.	524,800	30,894,976
Coca-Cola Enterprises, Inc.	40,200	904,500
Constellation Brands, Inc. Class A (b)	381,600	7,006,176
Pepsi Bottling Group, Inc.	22,400	755,104
PepsiAmericas, Inc.	159,000	4,086,300

		43,647,056

Biotechnology — 0.0%
Senomyx, Inc. (b)(c)	448,500	2,691,000

Capital Markets — 0.9%
The Bank of New York Mellon Corp.	1,650,448	71,844,001
The Goldman Sachs Group, Inc.	155,300	29,719,761
Northern Trust Corp.	1,111,100	82,343,621
State Street Corp.	818,700	59,061,018

		242,968,401

Chemicals — 0.2%
CF Industries Holdings, Inc.	11,200	1,497,440
Celanese Corp. Series A	23,000	1,029,250
The Dow Chemical Co.	790,000	31,718,500
E.I. du Pont de Nemours & Co.	723,500	35,386,385
Lubrizol Corp.	12,900	752,328
Terra Industries, Inc.	24,600	931,356

		71,315,259

Commercial Services & Supplies — 0.0%
Manpower, Inc.	9,200	617,596
Republic Services, Inc. Class A	26,200	832,898

		1,450,494

Communications Equipment — 1.5%
3Com Corp. (b)	6,807,816	16,270,680
Ciena Corp. (b)(c)	1,335,800	45,163,398
Cisco Systems, Inc. (b)	5,244,100	134,458,724
Comverse Technology, Inc. (b)	2,436,700	42,520,415
Corning, Inc.	2,284,200	61,010,982
Extreme Networks, Inc. (b)	702,300	2,127,969
JDS Uniphase Corp. (b)	298,112	4,265,983
Juniper Networks, Inc. (b)	25,400	701,548
Motorola, Inc.	1,417,700	14,120,292
Polycom, Inc. (b)	2,000,000	44,800,000
QUALCOMM, Inc.	912,700	39,419,513
Tellabs, Inc. (b)	250,900	1,294,644

		406,154,148

Computers & Peripherals — 0.6%
EMC Corp. (b)	41,800	643,720
Hewlett-Packard Co.	572,300	26,526,105
International Business Machines Corp.	819,700	98,937,790
Lexmark International, Inc. Class A (b)	692,800	21,746,992
Seagate Technology	35,800	675,546
Sun Microsystems, Inc. (b)	1,000,000	15,660,000
Teradata Corp. (b)	14,700	312,963
Western Digital Corp. (b)	34,900	1,011,751

		165,514,867

Construction & Engineering — 0.2%
Foster Wheeler Ltd. (b)	898,790	57,243,935
KBR, Inc.	300,000	8,652,000

		65,895,935

See Notes to Financial Statements.

14 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Consumer Finance — 0.0%
Discover Financial Services, Inc.	3,450	$ 62,825

Containers & Packaging — 0.1%
Crown Holdings, Inc. (b)	572,300	15,360,532
Owens-Illinois, Inc. (b)	22,400	1,235,360
Smurfit-Stone Container Corp. (b)	601,100	3,263,973

		19,859,865

Distributors — 0.0%
Genuine Parts Co.	15,600	662,376

Diversified Financial Services — 0.1%
Bank of America Corp.	250,000	9,385,000
JPMorgan Chase & Co.	400,000	19,060,000

		28,445,000

Diversified Telecommunication Services — 1.2%
AT&T Inc.	4,867,345	188,414,925
AboveNet, Inc. (b)	2,578	172,726
CenturyTel, Inc.	15,700	509,465
Embarq Corp.	92,560	3,847,719
FairPoint Communications, Inc.	53,331	491,179
General Communication, Inc. Class A (b)	662,200	4,112,262
Qwest Communications International Inc.	4,000,000	20,640,000
Verizon Communications, Inc.	2,827,900	108,817,592
Windstream Corp.	451,866	5,304,907

		332,310,775

Electric Utilities — 0.4%
Duke Energy Corp.	43,200	790,992
Exelon Corp.	32,800	2,803,744
FPL Group, Inc.	571,400	37,878,106
FirstEnergy Corp.	17,000	1,285,880
Mirant Corp. (b)	524,000	21,541,640
PPL Corp.	574,800	27,601,896
RusHydro	129,855,400	9,869,010

		101,771,268

Electronic Equipment & Instruments — 0.0%
Avnet, Inc. (b)	20,100	526,419
Tyco Electronics Ltd.	314,094	11,750,257

		12,276,676

Energy Equipment & Services — 0.9%
Complete Production Services, Inc. (b)(c)	849,200	22,936,892
ENSCO International, Inc.	125,000	7,966,250
Halliburton Co.	650,000	29,841,500
Key Energy Services, Inc. (b)	550,000	7,535,000
Nabors Industries Ltd. (b)	250,000	9,385,000
National Oilwell Varco, Inc. (b)	753,840	51,600,348
Noble Corp.	150,000	8,442,000
Schlumberger Ltd.	650,000	65,357,500
Smith International, Inc.	194,800	14,904,148
Transocean, Inc.	200,000	29,492,000
Weatherford International Ltd. (b)	200,000	16,134,000

		263,594,638

Food & Staples Retailing — 0.1%
CVS Caremark Corp.	381,638	15,406,726
The Kroger Co.	23,600	643,100
SUPERVALU, Inc.	194,176	6,427,226
Wal-Mart Stores, Inc.	190,800	11,062,584

		33,539,636

Common Stocks	Shares	Value

United States (continued)
Food Products — 0.4%
ConAgra Foods, Inc.	548,500	$ 12,922,660
H.J. Heinz Co.	373,990	17,588,750
Hormel Foods Corp.	30,900	1,217,769
Kraft Foods, Inc.	2,320,708	73,403,994
Sara Lee Corp.	381,600	5,537,016

		110,670,189

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.	200,000	12,464,000
Boston Scientific Corp. (b)	800,000	10,664,000
Covidien Ltd.	313,694	14,646,373
Medtronic, Inc.	750,000	36,510,000

		74,284,373

Health Care Providers & Services — 1.0%
Aetna, Inc.	900,000	39,240,000
AmerisourceBergen Corp.	350,000	14,192,500
Cigna Corp.	750,000	32,032,500
Coventry Health Care, Inc. (b)	300,000	13,419,000
DaVita, Inc. (b)	275,000	14,412,750
Express Scripts, Inc. (b)	15,000	1,050,300
Health Net, Inc. (b)	14,800	433,492
HealthSouth Corp. (b)(c)	350,000	6,884,500
Humana, Inc. (b)	881,000	42,102,990
McKesson Corp.	400,000	20,848,000
Medco Health Solutions, Inc. (b)	475,000	23,531,500
PharMerica Corp. (b)	16,675	283,975
UnitedHealth Group, Inc.	916,200	29,895,606
WellPoint, Inc. (b)	400,000	19,900,000

		258,227,113

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	591,400	35,235,612
Panera Bread Co. Class A (b)(c)	2,260,538	118,135,716

		153,371,328

Household Durables — 0.0%
Mohawk Industries, Inc. (b)	8,900	678,091

Household Products — 0.6%
Clorox Co.	19,700	1,044,100
The Procter & Gamble Co.	2,359,200	158,184,360

		159,228,460

IT Services — 0.0%
Accenture Ltd. Class A	16,500	619,575
Affiliated Computer Services, Inc. Class A (b)	25,300	1,340,141
Computer Sciences Corp. (b)	14,500	632,055
Electronic Data Systems Corp.	25,200	467,712
Hewitt Associates, Inc. Class A (b)	31,400	1,287,400

		4,346,883

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (b)	664,200	11,530,512
Constellation Energy Group, Inc.	381,000	32,251,650
Dynegy, Inc. Class A (b)	1,067,088	9,198,299
NRG Energy, Inc. (b)	107,000	4,702,650

		57,683,111

Industrial Conglomerates — 1.2%
General Electric Co.	9,727,300	318,082,710
Textron, Inc.	22,100	1,348,321
Tyco International Ltd.	314,094	14,696,458

		334,127,489

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

15

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Insurance — 2.2%
ACE Ltd.	937,400	$ 56,515,846
The Allstate Corp.	25,900	1,304,324
American International Group, Inc.	4,648,600	214,765,320
Assurant, Inc.	446,318	29,010,670
Axis Capital Holdings Ltd.	18,400	623,944
CNA Financial Corp.	14,900	399,469
Chubb Corp.	248,200	13,147,154
Darwin Professional Underwriters, Inc. (b)	116,400	2,880,900
Endurance Specialty Holdings Ltd.	803,200	29,822,816
Everest Re Group Ltd.	94,700	8,556,145
Fidelity National Title Group, Inc. Class A	3,123,800	49,949,562
Genworth Financial, Inc. Class A	15,800	364,348
Hartford Financial Services Group, Inc.	339,900	24,224,673
IPC Holdings, Ltd.	435,930	12,689,922
Lincoln National Corp.	8,400	451,584
Loews Corp.	13,700	576,907
Marsh & McLennan Cos., Inc.	284,700	7,854,873
Platinum Underwriters Holdings Ltd.	336,400	12,066,668
Prudential Financial, Inc.	105,700	8,002,547
RenaissanceRe Holdings Ltd.	294,900	15,169,656
The Travelers Cos., Inc.	735,400	37,064,160
XL Capital Ltd. Class A	2,243,471	78,274,703

		603,716,191

Internet & Catalog Retail — 0.0%
Expedia, Inc. (b)	32,100	810,846
Liberty Media Holding Corp. — Interactive (b)	45,888	694,285

		1,505,131

Internet Software & Services — 0.2%
Google, Inc. Class A (b)	89,600	51,456,384

Leisure Equipment & Products — 0.1%
Hasbro, Inc.	23,900	849,884
Mattel, Inc.	1,186,800	22,252,500

		23,102,384

Life Sciences Tools & Services — 0.2%
Applera Corp. — Applied Biosystems Group	28,400	906,244
Thermo Fisher Scientific, Inc. (b)	300,000	17,361,000
Waters Corp. (b)	400,000	24,584,000

		42,851,244

Machinery — 0.0%
AGCO Corp. (b)	16,900	1,016,197
Cummins, Inc.	13,600	852,040
Deere & Co.	13,600	1,143,352
Dover Corp.	30,600	1,513,782
Parker Hannifin Corp.	12,300	982,155
SPX Corp.	8,800	1,082,400

		6,589,926

Marine — 0.2%
American Commercial Lines, Inc. (b)(c)	3,482,600	55,094,732

Media — 0.5%
CBS Corp. Class B	23,800	549,066
Comcast Corp. Class A	5,198,700	106,833,285
Discovery Holding Co. (b)	62,000	1,435,920
Idearc, Inc.	79,081	260,967
Liberty Media Corp. — Entertainment Class A (b)	768	19,930

Common Stocks	Shares	Value

United States (continued)
Media (concluded)
Liberty Media Holding Corp. — Capital (b)	192	$ 2,951
Time Warner, Inc.	524,700	7,791,795
Viacom, Inc. Class B (b)	238,400	9,164,096

		126,058,010

Metals & Mining — 0.9%
AK Steel Holding Corp.	18,500	1,161,430
Alcoa, Inc.	639,200	22,231,376
Freeport-McMoRan Copper & Gold, Inc. Class B	240,000	27,300,000
Newmont Mining Corp.	2,700,000	119,367,000
Reliance Steel & Aluminum Co.	20,200	1,227,756
United States Steel Corp.	476,700	73,387,965

		244,675,527

Multi-Utilities — 0.0%
CMS Energy Corp.	666,300	9,714,654

Multiline Retail — 0.0%
Big Lots, Inc. (b)	25,000	675,750
Family Dollar Stores, Inc.	19,000	406,600

		1,082,350

Office Electronics — 0.1%
Xerox Corp.	1,750,000	24,447,500

Oil, Gas & Consumable Fuels — 3.3%
Alliance Resource Partners LP	370,762	15,375,500
Anadarko Petroleum Corp.	325,000	21,632,000
Apache Corp.	200,000	26,936,000
CNX Gas Corp. (b)	730,000	29,959,200
Chevron Corp.	794,100	76,352,715
ConocoPhillips	1,457,100	125,529,165
Consol Energy, Inc.	1,576,330	127,619,677
Devon Energy Corp.	575,000	65,205,000
El Paso Corp.	5,500,000	94,270,000
Exxon Mobil Corp.	1,450,000	134,951,500
Foundation Coal Holdings, Inc.	830,435	49,809,491
Hess Corp.	250,000	26,550,000
Marathon Oil Corp.	700,000	31,899,000
Murphy Oil Corp.	245,000	22,133,300
Noble Energy, Inc.	13,600	1,183,200
Occidental Petroleum Corp.	500,000	41,605,000
Patriot Coal Corp. (b)	23,020	1,520,471
Rosetta Resources, Inc. (b)	500,000	10,895,000
Stone Energy Corp. (b)	175,700	10,707,158
Sunoco, Inc.	9,800	454,818
Valero Energy Corp.	12,600	615,510

		915,203,705

Paper & Forest Products — 0.0%
International Paper Co.	477,200	12,488,324

Personal Products — 0.1%
Avon Products, Inc.	333,900	13,028,778

Pharmaceuticals — 2.9%
Abbott Laboratories	1,116,000	58,869,000
Bristol-Myers Squibb Co.	7,692,700	169,008,619
Eli Lilly & Co.	683,700	32,913,318
Endo Pharmaceuticals Holdings, Inc. (b)	175,800	4,365,114
Forest Laboratories, Inc. (b)	257,700	8,944,767
Johnson & Johnson	3,249,600	218,015,664

See Notes to Financial Statements.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Pharmaceuticals (concluded)
King Pharmaceuticals, Inc. (b)	264,500	$ 2,483,655
Merck & Co., Inc.	1,860,000	70,754,400
Pfizer, Inc.	6,903,400	138,827,374
Schering-Plough Corp.	1,800,000	33,138,000
Valeant Pharmaceuticals International (b)	1,833,400	24,347,552
Wyeth	999,700	44,456,659

		806,124,122

Real Estate Investment Trusts (REITs) — 0.0%
Ventas, Inc.	200,000	9,712,000

Real Estate Management & Development — 0.1%
The St. Joe Co.	1,002,300	40,763,541

Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	2,951,500	302,676,325
CSX Corp.	19,900	1,252,705
Norfolk Southern Corp.	830,000	49,451,400
Union Pacific Corp.	1,376,900	199,912,111

		553,292,541

Semiconductors & Semiconductor
Equipment — 0.5%
Applied Materials, Inc.	739,700	13,802,802
Intel Corp.	4,985,100	110,968,326
Intersil Corp. Class A	25,400	678,688
LSI Corp. (b)	206,928	1,282,954
Novellus Systems, Inc. (b)	23,900	522,454
Nvidia Corp. (b)	25,300	519,915
Texas Instruments, Inc.	181,600	5,295,456

		133,070,595

Software — 1.2%
BMC Software, Inc. (b)	16,700	580,492
Borland Software Corp. (b)	115,400	204,258
CA, Inc.	2,699,400	59,764,716
Cadence Design Systems, Inc. (b)	30,500	339,465
Microsoft Corp.	9,299,900	265,233,148
Novell, Inc. (b)	507,500	3,187,100
Oracle Corp. (b)	42,800	892,380
Synopsys, Inc. (b)	27,200	628,592

		330,830,151

Specialty Retail — 0.0%
Circuit City Stores, Inc.	558,700	2,648,238

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc. (b)	48,475	1,697,595
Unifi, Inc. (b)	1,633,481	4,884,108

		6,581,703

Tobacco — 0.3%
Altria Group, Inc.	1,089,400	21,788,000
Loews Corp. — Carolina Group	9,300	610,731
Philip Morris International, Inc. (b)	1,089,400	55,592,082
Reynolds American, Inc.	18,600	1,001,610

		78,992,423

Transportation Infrastructure — 0.2%
Macquarie Infrastructure Co. LLC	1,500,100	44,402,960

Common Stocks	Shares	Value

United States (concluded)
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp. (c)	3,250,000	$ 25,967,500
Telephone & Data Systems, Inc.	10,100	386,830

		26,354,330

Total Common Stocks in the United States		7,190,783,745

Total Common Stocks — 52.7%		14,666,914,169

Preferred Stocks

United States — 0.5%
Capital Markets — 0.1%
Lehman Brothers Holdings, Inc. Series P, 7.25%	16,198	19,826,352

Diversified Financial Services — 0.2%
Citigroup, Inc. Series T, 6.50% (e)	1,075,500	56,087,325

Insurance — 0.0%
IPC Holdings, Ltd., 7.25% (e)	73,300	1,957,799
Metlife, Inc. Series B, 6.375% (e)	372,100	10,991,834

		12,949,633

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., 4.99% (d)(e)	10,650	14,816,813

Thrifts & Mortgage Finance — 0.1%
Fannie Mae Series 2004-1, 5.375% (e)	385	27,335,000

Total Preferred Stocks — 0.5%		131,015,123

Exchange-Traded Funds

Brazil — 0.0%
iShares MSCI Brazil (Free) Index Fund	22,600	2,036,034

Total Exchange-Traded Funds in Brazil		2,036,034

South Korea — 0.0%
iShares MSCI South Korea Index Fund	19,000	1,142,280

Total Exchange-Traded Funds in South Korea		1,142,280

United States — 3.6%
Consumer Staples Select Sector SPDR Fund	1,359,500	37,590,175
Health Care Select Sector SPDR Fund (c)	1,360,700	42,862,050
iShares Dow Jones US Technology Sector
Index Fund	490,900	27,706,396
iShares Dow Jones US Telecommunications
Sector Index Fun	754,300	19,068,704
iShares Silver Trust (b)(c)	425,000	71,060,000
streetTRACKS® Gold Trust (b)(c)	5,024,968	436,116,973
Technology Select Sector SPDR Fund (s)	10,799,820	257,035,716
Telecom HOLDRs Trust	180,000	6,039,000
Utilities Select Sector SPDR Fund	2,273,900	90,683,132
Vanguard Telecommunication Services ETF	23,400	1,541,826

Total Exchange-Traded Funds in the United States		989,703,972

Total Exchange-Traded Funds — 3.6%		992,882,286

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

17

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Mutual Funds		Shares	Value

Vietnam — 0.1%
Vietnam Enterprise Investments Ltd. —
R Shares (b)		2,413,470	$ 8,567,819
Vinaland Ltd. (b)		14,680,000	21,432,800

Total Mutual Funds — 0.1%			30,000,619

Warrants (f)

Canada — 0.0%
Metals & Mining — 0.0%
Peak Gold Ltd. (expires 4/03/12)		1,750,000	234,584

Total Warrants in Canada			234,584

United States — 0.0%
Diversified Telecommunication Services — 0.0%
AboveNet, Inc.:
(expires 9/08/08)		11,979	479,160
(expires 9/08/10)		14,093	422,790

			901,950

Paper & Forest Products — 0.0%
Mandra Forestry Finance Ltd. (expires 5/15/13)		22,750	—

Total Warrants in the United States			901,950

Total Warrants — 0.0%			1,136,534

Rights

Brazil — 0.0%
Food & Staples Retailing — 0.0%
Cia Brasileirra de Distribuicao Grupo Pao
de Acucar (g)		24,776	19,377

Food Products — 0.0%
JBS SA (h)		816,020	824,759

Total Rights — 0.0%			844,136

Fixed Income Securities

		Par
Asset-Backed Securities		(000)

United States — 0.0%
Latitude CLO Ltd. Series 2005-1I Class
SUB,13%, 12/15/17	USD	8,000	4,400,000

Total Asset-Backed Securities — 0.0%			4,400,000

Corporate Bonds

Brazil — 0.1%
Commercial Banks — 0.0%
Banco Nacional de Desenvolvimento
Economico e Social, 5.33%, 6/16/08 (i)	USD	5,500	5,500,000

		Par
Corporate Bonds		(000)	Value

Brazil (concluded)
Food Products — 0.1%
Cosan Finance Ltd., 7%, 2/01/17 (d)	USD	7,050	$ 6,627,000

Total Corporate Bonds in Brazil			12,127,000

Canada — 0.0%
Wireless Telecommunication
Services — 0.0%
Rogers Wireless Communications, Inc.,
7.625%, 12/15/11	CAD	6,250	6,629,803

Total Corporate Bonds in Canada			6,629,803

Chile — 0.2%
Electric Utilities — 0.2%
Empresa Electrica del Norte Grande SA,
7%, 11/05/17 (r)	USD	49,288	46,823,306

Total Corporate Bonds in Chile			46,823,306

China — 0.2%
Automobiles — 0.1%
Brilliance China Finance Ltd., 0%,
6/07/11 (e)(j)		22,588	26,287,914

Food Products — 0.1%
Chaoda Modern Agriculture Holdings Ltd:
7.75%, 2/08/10		14,410	14,278,869
0%, 5/08/11 (e)(j)	HKD	89,040	19,823,101

			34,101,970

Total Corporate Bonds in China			60,389,884

Europe — 0.6%
Commercial Banks — 0.6%
European Investment Bank:
0%, 5/01/08 (j)	BRL	27,500	16,527,794
0%, 9/12/08 (d)(j)		104,364	59,420,407
0%, 9/21/10 (d)(j)		127,600	56,737,476
4.375%, 4/15/13	EUR	5,000	7,849,609
1158/0100, 3.625%, 10/15/11		14,382	22,083,083

Total Corporate Bonds in Europe			162,618,369

Germany — 0.3%
Commercial Banks — 0.3%
KfW — Kreditanstalt fuer Wiederaufbau:
4.50%, 12/07/08	GBP	13,050	25,755,055
4.25%, 7/04/14	EUR	38,750	60,723,077

Total Corporate Bonds in Germany			86,478,132

Hong Kong — 0.1%
Hotels, Restaurants & Leisure — 0.0%
FU JI Food and Catering Services Holdings
Ltd., 0%, 10/18/10 (e)(j)	CNY	67,000	7,814,669

Industrial Conglomerates — 0.1%
Hutchison Whampoa International 03/33
Ltd., 5.45%, 11/24/10	USD	15,000	15,244,065

Real Estate Management
& Development — 0.0%
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (e)		7,500	9,487,500

Total Corporate Bonds in Hong Kong			32,546,234

See Notes to Financial Statements.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

India — 0.7%
Automobiles — 0.1%
Tata Motors Ltd., 1%, 4/27/11 (e)	USD	23,750	$ 27,155,038

Beverages — 0.0%
McDowell & Co. Ltd., 2%, 3/30/11 (e)		1,750	3,946,695

Metals & Mining — 0.1%
Gujarat NRE Coke Ltd., 0%, 4/12/11 (e)(j)		10,100	23,230,000

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp.,
0%, 9/27/10 (e)(j)		17,700	36,572,625

Transportation Infrastructure — 0.1%
Punj Lloyd Ltd., 0%, 4/08/11 (e)(j)		16,300	22,331,000

Wireless Telecommunication
Services — 0.3%
Reliance Communications Ltd. (e)(j):
0%, 5/10/11		14,875	20,769,219
0%, 3/01/12		54,600	64,280,744

			85,049,963

Total Corporate Bonds in India			198,285,321

Japan — 0.2%
Commercial Banks — 0.2%
The Bank of Kyoto Ltd. Series 1, 1.90%,
9/30/09 (e)	JPY	1,783,000	35,675,329
The Mie Bank Ltd., 1%, 10/31/11 (e)		379,000	3,881,666

			39,556,995

Insurance — 0.0%
ASIF III Jersey Ltd., 0.95%, 7/15/09		735,000	7,032,512

Total Corporate Bonds in Japan			46,589,507

Luxembourg — 0.1%
Diversified Telecommunication
Services — 0.1%
VIP Finance Ireland Ltd. For OJSC Vimpel
Communications, 9.125%, 4/30/18 (d)	USD	37,500	37,532,925

Metals & Mining — 0.0%
Evraz Group SA, 9.50%, 4/24/18 (d)		2,000	2,037,099

Total Corporate Bonds in Luxembourg			39,570,024

Malaysia — 0.7%
Diversified Financial Services — 0.1%
Feringghi Capital Ltd., 0%, 12/22/09 (e)(j)		18,700	22,440,000
Johor Corp., 1%, 7/31/09 (r)	MYR	43,000	16,470,402

			38,910,402

Diversified Telecommunication
Services — 0.3%
Rafflesia Capital Ltd.,
1.25%, 10/04/11 (e)(i)	USD	64,000	78,260,984

Hotels, Restaurants & Leisure — 0.1%
Berjaya Land Bhd, 8%, 8/15/11 (e)	MYR	66,000	21,676,163
Resorts World Bhd, 0%, 9/19/08 (e)(j)		12,620	5,043,606

			26,719,769

Multi-Utilities — 0.2%
YTL Power Finance Cayman Ltd.,
0%, 5/09/10 (e)(j)	USD	34,700	47,538,584

Total Corporate Bonds in Malaysia			191,429,739

		Par
Corporate Bonds		(000)	Value

Netherlands — 0.0%
Semiconductors & Semiconductor
Equipment — 0.0%
ASM International NV (e):
4.25%, 12/06/11 (d)	USD	4,235	$ 5,007,888
4.25%, 12/06/11		1,500	1,827,126

Total Corporate Bonds in the Netherlands			6,835,014

Philippines — 0.1%
Independent Power Producers & Energy
Traders — 0.1%
First Gen Corp., 2.50%, 2/11/13 (e)		17,000	15,130,000

Total Corporate Bonds in Philippines			15,130,000

Singapore — 0.3%
Commercial Banks — 0.0%
Somerset Global, 0%, 1/12/09 (e)(j)	SGD	7,250	7,571,854

Real Estate Management
& Development — 0.3%
CapitaLand Ltd. (e):
2.10%, 11/15/16		42,250	35,197,595
2.95%, 6/20/22		69,250	40,552,449
Keppel Land Ltd., 2.50%, 6/23/13 (e)		22,000	17,731,395

			93,481,439

Total Corporate Bonds in Singapore			101,053,293

South Korea — 0.1%
Wireless Telecommunication Services — 0.1%
LG Telecom Ltd.:
8.25%, 7/15/09 (d)	USD	15,750	16,333,585
8.25%, 7/15/09		250	258,281

Total Corporate Bonds in South Korea			16,591,866

Sweden — 0.1%
Diversified Financial Services — 0.1%
Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	31,601	23,494,274

Total Corporate Bonds in Sweden			23,494,274

Taiwan — 0.0%
Insurance — 0.0%
Shin Kong Financial Holding Co. Ltd., 0%,
6/17/09 (e)(j)	USD	1,000	1,147,944

Total Corporate Bonds in Taiwan			1,147,944

United Arab Emirates — 0.5%
Oil, Gas & Consumable Fuels — 0.2%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)		67,750	67,540,653

Real Estate Management
& Development — 0.3%
Aldar Funding Ltd., 5.767%, 11/10/11 (e)		43,000	86,000,000

Total Corporate Bonds in the United Arab Emirates			153,540,653

United States — 1.0%
Airlines — 0.0%
Northwest Airlines, Inc. Series 1999-3-B,
9.485%, 10/01/16 (b)(k)		4,942	778,363

Automobiles — 0.0%
General Motors Corp., 8.25%, 7/15/23		11,532	8,620,170

Biotechnology — 0.0%
Cell Genesys, Inc., 3.125%, 11/01/11 (e)		3,270	2,415,713
Nabi Biopharmaceuticals, 2.875%, 4/15/25 (e)		3,520	3,141,600

			5,557,313

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

19

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

United States (concluded)
Commercial Banks — 0.1%
Preferred Term Securities XXIV, Ltd.,
5.965%, 3/22/37 (d)(e)	USD	12,100	$ 8,591,000
Preferred Term Securities XXV, Ltd.,
5.758%, 6/22/37 (e)		12,150	9,477,000
Preferred Term Securities XXVI, Ltd.,
6.191%, 9/22/37 (e)		9,900	7,524,000
Preferred Term Securities XXVII, Ltd.,
6.29%, 12/22/37 (e)		7,100	6,532,000

			32,124,000

Consumer Finance — 0.0%
HSBC Finance Corp., 6.40%, 6/17/08		170	170,449

Containers & Packaging — 0.0%
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,904	4,723,200

Diversified Financial Services — 0.3%
American Honda Finance Corp.,
3.85%, 11/06/08		120	119,997
General Electric Capital Corp.,
0.963%, 1/15/10 (i)	JPY	6,640,000	63,856,896
Triad Acquisition Corp. Series B,
11.125%, 5/01/13	USD	2,480	1,438,400

			65,415,293

Electrical Equipment — 0.1%
Suzlon Energy Ltd., 0%, 10/11/12 (e)(j)		16,650	17,732,250

Food Products — 0.2%
IOI Capital Bhd Series IOI, 0%,
12/18/11 (e)(j)		34,175	57,414,000

Health Care Providers & Services — 0.0%
Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	9,925,000

Hotels, Restaurants & Leisure — 0.0%
Uno Restaurant Corp., 10%, 2/15/11 (d)		4,790	2,155,500

Independent Power Producers & Energy
Traders — 0.0%
The AES Corp., 8.375%, 3/01/11	GBP	3,393	6,645,137
Calpine Generating Co. LLC (b)(k):
9.07%, 4/01/09	USD	28,300	3
11.07%, 4/01/10		15,500	736,250

			7,381,390

Insurance — 0.0%
AIG SunAmerica Global Financing VII,
5.85%, 8/01/08		170	170,141

Marine — 0.0%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		2,850	2,123,250

Oil, Gas & Consumable Fuels — 0.1%
McMoRan Exploration Co., 5.25%, 10/06/11 (e)		17,700	30,045,751

Paper & Forest Products — 0.1%
Mandra Forestry, 12%, 5/15/13 (d)		22,750	25,935,000

Wireless Telecommunication Services — 0.1%
Nextel Communications, Inc., 5.25%,
1/15/10 (e)		14,325	13,322,250

Total Corporate Bonds in the United States			283,593,320

Total Corporate Bonds — 5.3%			1,484,873,683

		Par
Foreign Government Obligations		(000)	Value

Australian Government Bond:
8.75%, 8/15/08	AUD	30,000	$ 28,455,589
Series 121, 5.25%, 8/15/10		60,000	55,124,504
Series 217, 6%, 2/15/17		34,435	31,856,825
Series 909, 7.50%, 9/15/09		30,000	28,644,497
Brazil Notas do Tesouro Nacional Series F:
10%, 7/01/2010	BRL	15,870	15,976,074
10%, 1/01/12		19,000	10,232,108
10%, 1/01/17		19,204	9,423,262
Bundesrepublik Deutschland:
4%, 7/04/16	EUR	176,500	272,958,629
4.25%, 7/04/17		145,500	229,292,624
Series 07, 4%, 1/04/18		57,000	88,112,674
Caisse d’Amortissement de la Dette Sociale:
3.75%, 7/12/09		35,000	54,083,615
3.25%, 4/25/13		20,150	30,105,566
4%, 10/25/14		23,500	36,087,249
Canadian Government Bond:
4.25%, 9/01/08	CAD	350	349,253
4%, 9/01/10		38,600	39,337,428
5.25%, 6/01/13		521	566,333
4%, 6/01/16		33,000	33,866,696
Series WL43, 5.75%, 6/01/29		175	212,775
Deutsche Bundesrepublik Inflation Linked
Series I/L, 1.50%, 4/15/16	EUR	10,503	15,981,193
Iceland Rikisbref, 7.25%, 5/17/13	ISK	728,000	8,135,715
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	6,965,298	65,282,295
Series 6, 0.80%, 12/10/15		5,827,261	54,475,940
Series 7, 0.80%, 3/10/16	22,011,682		205,457,888
Malaysia Government Bond:
0%, 8/28/08 (j)	MYR	184,467	57,796,156
0%, 9/04/08 (j)		41,500	12,994,360
3.756%, 4/28/11		198,500	63,375,602
Series 3/06, 3.869%, 4/13/10		168,000	53,662,199
Netherlands Government Bond:
3.75%, 7/15/14	EUR	24,000	36,853,114
Series 216, 4.50%, 2/14/16	NZD	21,250	22,152,418
Poland Government Bond, 3%, 8/24/16	PLN	127,250	58,630,939
Sweden Government Bond Series 3101,
4%, 12/01/08	SEK	466,000	95,482,169
Unedic, 3.50%, 9/18/08	EUR	64,650	100,451,642
United Kingdom Gilt:
4.25%, 3/07/11	GBP	142,890	282,882,083
4%, 9/07/16		85,000	162,384,578
5%, 3/07/18		114,072	232,780,003
8%, 6/07/21		85	220,283

Total Foreign Government Obligations — 9.0%			2,493,684,278

See Notes to Financial Statements.

20 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

		Par
U.S. Government & Agency Obligations		(000)	Value

United States — 12.5%
Freddie Mac, 6.625%, 9/15/09	USD	80,700	$ 84,749,930
U.S. Treasury Inflation Indexed Bonds:
0.875%, 4/15/10		290,366	294,222,486
2.375%, 4/15/11 (l)		580,938	613,706,116
2%, 4/15/12		124,654	131,091,294
1.875%, 7/15/15 (l)		241,887	252,715,792
2%, 1/15/16		595,949	625,979,491
2.50%, 7/15/16		413,491	450,737,693
2.375%, 1/15/17		99,715	107,582,950
2.625%, 7/15/17		40,852	44,947,199
2.375%, 1/15/27		233,018	245,032,726
U.S. Treasury Notes, 2.125%, 1/31/10		86,350	86,181,358
U.S. Treasury Notes, 4.625%, 2/29/12		143,000	152,462,596
U.S. Treasury Notes, 4.625%, 7/31/09		92,070	94,997,549
U.S. Treasury Notes, 4.875%, 5/31/11		276,000	295,449,444

Total U.S. Government & Agency Obligations — 12.5%			3,479,856,624

Structured Notes

Brazil — 0.7%
JPMorgan Chase & Co. (NTN — B Linked
Notes)(m):
6%, 8/15/10	BRL	283,524	162,927,955
6%, 8/17/10		59,367	34,116,797

Total Structured Notes in Brazil			197,044,752

Europe — 0.6%
Goldman Sachs & Co. (Dow Jones
EURO STOXX 50® Index Linked Notes),
6/20/08 (b)(m)	USD	78,300	75,595,518
JPMorgan Chase & Co. (Dow Jones
EURO STOXX 50® Index Linked Notes),
6/17/08 (b)(m)		78,300	76,710,510

Total Structured Notes in Europe			152,306,028

Taiwan — 0.2%
UBS AG (Total Return TWD Linked Notes),
0%, 12/01/10 (m)		38,434	38,887,975

Total Structured Notes in Taiwan			38,887,975

United States — 1.6%
Goldman Sachs & Co. (TOPIX® Index Linked
Notes), 0%, 2/24/09 (j)(m)		55,000	58,426,500
JPMorgan Chase & Co. (Bearish Buffered
Return Enhanced Notes Linked Inversely to
the S&P 500), 0%, 5/04/09 (j)		133,150	155,905,335
Morgan Stanley (Bear Market PLUS S&P 500
Linked Notes), 0%, 5/07/09 (n)		142,170	162,969,471
UBS AG (Gold Linked Notes),
0%, 3/23/09 (j)(m)		54,000	64,638,000

Total Structured Notes in the United States			441,939,306

Total Structured Notes — 3.1%			830,178,061

Total Fixed Income Securities — 29.9%			8,292,992,646

Total Long-Term Investments
(Cost — $20,009,046,698) — 86.7%			24,115,785,511

		Par
Short-Term Securities		(000)	Value

Malaysia — 0.1%
Foreign Commercial Paper — 0.1%
Bank Negara Malaysia Monetary Notes
Series 3707, 0%, 9/23/08 (j)	MYR	124,500	$ 38,916,398

Total Short-Term Securities in Malaysia			38,916,398

United States — 13.7%
Government and Agency Issues — 13.7%
Fannie Mae, 5.125%, 7/13/09	USD	133,110	136,848,061
Freddie Mac, 4.25%, 7/15/09		132,990	135,374,947
U.S. Treasury Bills:
0.62%, 5/01/08		52,600	52,600,000
1.44%, 5/08/08		103,503	103,477,624
0.75%, 5/15/08		466,736	466,500,311
2.26%, 5/15/08		75,000	74,934,083
2.17%, 5/22/08		90,400	90,285,305
2.21%, 5/22/08		281,800	281,583,540
1.19%, 5/29/08		348,300	347,802,137
1.12%, 6/05/08		414,000	413,491,391
0.74%, 6/19/08		181,000	180,821,388
1.05%, 6/26/08		110,500	110,327,489
1.05%, 7/03/08		510,700	509,581,716
1.40%, 7/10/08		459,500	458,250,694
1.28%, 7/17/08		44,200	44,082,830
1.22%, 7/24/08		387,500	386,352,871

Time Deposits — 0.0%
Brown Brothers Harriman & Co., 1.69%, 5/01/08		4,076	4,075,705

Total Short-Term Securities in the United States			3,796,390,092

		Beneficial
		Interest
		(000)

Money Market Fund — 1.1%
BlackRock Liquidity Series, LLC
Money Market Series, 2.85% (o)(p)(q)		295,629	295,629,100

Total Short-Term Securities
(Cost — $4,130,438,884) — 14.9%			4,130,935,590

		Number of
Options Purchased		Contracts

Call Options Purchased
Bristol-Myers Squibb Co., expiring
January 2009 at USD 35		10,000	60,000
General Motors Corp.:
expiring January 2010 at USD 50		5,820	465,600
expiring January 2010 at USD 60		5,496	239,076
Medtronic, Inc.:
expiring January 2009 at USD 50		1,500	510,000
expiring January 2009 at USD 60		4,876	292,560

			1,567,236

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

21

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Number of
Options Purchased	Contracts	Value

Put Options Purchased
Bed Bath & Beyond, Inc.:
expiring August 2008 at USD 25	10,000	$ 550,000
expiring May 2008 at USD 25	10,000	75,000
Best Buy Co., Inc., expiring June 2008 at USD 40	9,320	1,118,400
Carnival Corp., expiring July 2008 at USD 40	10,000	2,625,000
Kohl's Corp., expiring July 2008 at USD 40	20,083	1,757,263
Masco Corp., expiring July 2008 at USD 20	10,000	2,600,000
Royal Caribbean Cruises Ltd., expiring June 2008
at USD 35	10,000	3,950,000
Russell 2000 Index, expiring September 2008
at USD 670	3,800	10,583,000
The Sherwin-Williams Co., expiring June 2008
at USD 50	10,000	1,175,000
Staples, Inc., expiring June 2008 at USD 20	20,000	1,300,000
Williams-Sonoma, Inc., expiring August 2008
at USD 20	10,000	925,000
Yahoo! Inc., expiring July 2008 at USD 25	20,000	3,220,000

		29,878,663

Total Options Purchased
(Cost — $56,373,055) — 0.1%		31,445,899

Total Investments Before Investments Sold Short and
Options Written (Cost — $24,197,858,637*) — 101.7%		28,278,167,002

Investments Sold Short	Shares

Bed Bath & Beyond, Inc.	(2,654,300)	(86,264,750)
Best Buy Co., Inc.	(1,164,300)	(50,088,186)
Black & Decker, Corp.	(270,000)	(17,720,100)
CBS Corp. New	(1,313,000)	(30,290,910)
Carnival Corp.	(1,520,000)	(61,058,400)
D R HORTON INC.	(2,558,900)	(39,637,361)
iShares Russell 2000	(13,881,825)	(991,023,487)
Kohl’s Corp.	(1,215,000)	(59,352,790)
Legget & Platt, Inc.	(1,415,000)	(23,489,000)
MGM Mirage	(624,000)	(31,917,000)
Masco Corp.	(3,698,500)	(67,349,685)
Sherwin William Co.	(814,260)	(45,044,863)
Staples Inc.	(1,396,900)	(30,312,730)
Williams-Sonoma, Inc.	(1,743,090)	(46,017,576)

Total Investments Sold Short
(Proceeds — $1,602,795,813) — (5.7%)		(1,579,567,398)

	Number of
Options Written	Contracts

Call Options Written
American Commercial Lines, Inc.:
expiring June 2008 at USD 20	1,330	(16,625)
expiring June 2008 at USD 22.5	8,000	(60,000)
expiring January 2009 at USD 20	857	(132,835)
Burlington Northern Santa Fe Corp., expiring
January 2009 at USD 90	9,083	(16,758,135)
Cigna Corp., expiring January 2009 at USD 43.375	2,500	(1,262,500)
Circuit City Stores, Inc., expiring January 2009
at USD 5	5,587	(530,765)
Consol Energy, Inc., expiring January 2009
at USD 45	4,692	(17,829,600)

	Number of
Options Written	Contracts	Value

Call Options Written (concluded)
Corning, Inc.:
expiring January 2009 at USD 25	7,739	$ (3,172,990)
expiring January 2009 at USD 30	10,500	(1,837,500)
The Dow Chemical Co., expiring January 2009
at USD 35	7,900	(5,135,000)
E.I. du Pont de Nemours & Co., expiring
January 2009 at USD 45	4,850	(3,104,000)
Foster Wheeler Ltd.:
expiring August 2008 at USD 77.5	3,654	(931,770)
expiring January 2009 at USD 67.5	1,054	(980,220)
General Motors Corp.:
expiring January 2009 at USD 30	5,000	(882,500)
expiring June 2008 at USD 25	5,000	(495,000)
expiring September 2008 at USD 25	3,588	(764,244)
Humana, Inc., expiring January 2009 at USD 45	3,000	(2,535,000)
Kraft Foods, Inc., expiring January 2009 at USD 30	8,200	(2,624,000)
Lehman Brothers Holdings, Inc., expiring July 2008
at USD 45	2,701	(1,066,895)
Lexmark International, Inc. Class A, expiring
January 2009 at USD 35	6,928	(2,061,080)
Mattel, Inc., expiring January 2009 at USD 17.5	11,868	(3,323,040)
Norfolk Southern Corp., expiring January 2009
at USD 55	4,624	(4,323,440)
Panera Bread Co. Class A, expiring January 2009
at USD 40	14,005	(19,186,850)
Polycom, Inc.:
expiring January 2009 at USD 25	5,000	(1,112,500)
expiring January 2009 at USD 30	13,049	(1,076,543)
The St. Joe Co.:
expiring January 2009 at USD 35	5,000	(3,900,000)
expiring January 2009 at USD 40	3,023	(1,451,040)
expiring January 2009 at USD 45	656	(173,840)
State Street Corp.:
expiring January 2009 at USD 70	1,988	(2,057,580)
expiring May 2008 at USD 75	994	(86,975)
expiring May 2008 at USD 80	994	(19,880)
Unilever NV, expiring January 2009 at USD 30	2,673	(1,242,945)
United States Steel Corp., expiring January 2009
at USD 110	2,265	(11,936,550)
UnitedHealth Group, Inc., expiring January 2009
at USD 35	3,662	(1,089,445)
Valeant Pharmaceuticals International:
expiring January 2009 at USD 12.5	11,334	(2,663,490)
expiring January 2009 at USD 15	7,000	(910,000)
WellPoint, Inc., expiring January 2009 at USD 55	2,000	(790,000)
Xerox Corp., expiring January 2009 at USD 20	6,500	(97,500)

		(117,622,277)

Put Options Written
Russell 2000 Index, expiring September 2008
at USD 550	2,190	(1,324,950)

Total Options Written
(Premiums Received — $79,853,202) — (0.4%)		(118,947,227)

Total Investments, Net of Investments Sold Short and
Options Written — 95.6%		26,579,652,377
Other Assets Less Liabilities — 4.4%		1,234,418,907

Net Assets — 100.0%		$27,814,071,284

See Notes to Financial Statements.

22 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued) * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$24,349,106,249

Gross unrealized appreciation	$ 4,661,328,105
Gross unrealized depreciation	(732,267,352)

Net unrealized appreciation	$ 3,929,060,753

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Convertible security.
(f) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(g) The rights may be exercised until 5/9/08.
(h) The rights may be exercised until 5/13/08.

(i) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j) Represents a zero coupon bond. Rate shown is the effective rate at the time of purchase.
(k) Issuer filed for bankruptcy or is in default of interest payments.
(l) All or a portion of security have been pledged as collateral in connection with open financial futures contracts.
(m) Security represents an index linked note. The value of the insrument is derived from the price fluctuations in the underlying index.
(n) Security represents an index linked note. The value of the insrument is inversely derived from the price fluctuations in the underlying index.
(o) Security was purchased with the cash proceeds from securities loans.
(p) Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net
		Activity	Dividend
	Affiliate	(000)	Income

	BlackRock Liquidity Series, LLC Money Market Series	211,754	$437,622

(r)	Represents a step bond.

•For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•Forward foreign exchange contracts purchased as of April 30,2008 were as follows:

					Unrealized
				Settlement	Appreciation
Foreign Currency Purchased		Foreign Currency Sold		Date	(Depreciation)

AED	85,861,779	USD	23,581,275	5/15/08	$ (190,225)
AED	42,219,230	USD	11,861,000	11/24/08	(250,580)
USD	56,500,860	AUD	61,188,511	5/1/08	(1,223,456)
AUD	10,840,400	USD	10,222,497	5/8/08	(4,862)
USD	57,078,479	AUD	61,188,511	5/15/08	(541,551)
USD	116,728,686	BRL	204,356,910	5/5/08	(6,054,024)
BRL	204,356,910	USD	119,667,922	5/5/08	3,114,787
USD	118,846,705	BRL	204,356,910	6/3/08	(2,971,723)
USD	107,050,513	CAD	109,210,792	5/9/08	(1,378,787)
CHF	293,540,634	USD	292,080,233	5/2/08	(8,768,372)
CHF	160,058,071	GBP	81,454,489	5/2/08	(7,453,945)
CHF	166,370,744	GBP	84,730,000	5/2/08	(7,873,084)
CHF	173,370,023	USD	174,210,589	5/2/08	(6,881,851)
USD	53,600,000	CHF	55,452,952	5/2/08	79,372
USD	368,424,540	CHF	381,827,825	5/2/08	(98,039)
USD	28,700,000	CHF	29,629,880	5/2/08	102,609
GBP	84,730,000	CHF	172,806,835	5/2/08	1,661,266
GBP	81,454,489	CHF	166,129,689	5/2/08	1,593,900
CHF	38,894,198	EUR	24,229,371	5/8/08	(277,141)
CHF	197,915,985	GBP	98,911,504	5/8/08	(5,516,073)
CHF	136,312,855	USD	135,499,856	5/8/08	(3,920,594)
CHF	151,390,595	GBP	75,787,000	5/8/08	(4,472,272)
CHF	26,226,356	HUF	4,114,600,561	5/9/08	(102,796)
CHF	381,827,825	USD	368,559,676	5/16/08	50,894
CHF	172,593,315	GBP	84,730,000	5/16/08	(1,665,584)
CHF	165,922,794	GBP	81,454,489	5/16/08	(1,599,622)
EUR	232,543,115	USD	367,185,578	5/2/08	(4,110,072)
JPY	4,950,568,400	EUR	30,941,053	5/2/08	(694,486)
EUR	228,503,755	USD	363,998,485	5/2/08	(7,229,733)
EUR	204,915,900	USD	326,840,861	5/2/08	(6,900,430)
EUR	40,535,528	USD	64,593,363	5/2/08	(1,304,208)
USD	36,200,000	EUR	23,156,588	5/2/08	45,027
USD	80,500,000	EUR	51,468,285	5/2/08	141,252

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

23

Schedule of Investments (continued)

• Forward foreign exchange contracts (continued):

					Unrealized
				Settlement	Appreciation
Foreign Currency Purchased		Foreign Currency Sold		Date	(Depreciation)

USD	319,023,319	EUR	204,915,900	5/2/08	$ (917,111)
USD	245,842,381	EUR	157,918,242	5/2/08	(719,404)
EUR	30,941,053	JPY	4,994,628,459	5/2/08	270,717
USD	63,146,245	EUR	40,535,528	5/2/08	(142,910)
USD	355,848,898	EUR	228,503,756	5/2/08	(919,853)
EUR	6,142,989	ISK	734,210,038	5/9/08	(218,180)
EUR	120,560,987	USD	188,518,804	5/14/08	(378,803)
EUR	204,915,900	USD	318,849,140	5/16/08	902,146
EUR	157,918,242	USD	245,720,784	5/16/08	695,238
EUR	40,535,528	USD	63,110,979	5/16/08	140,760
EUR	228,503,756	USD	355,652,385	5/16/08	905,451
USD	28,757,362	GBP	14,670,702	5/1/08	(410,534)
USD	307,501,640	GBP	156,806,988	5/1/08	(4,257,821)
USD	57,508,441	GBP	29,056,407	5/9/08	(229,141)
USD	28,959,965	GBP	14,670,702	5/15/08	(179,908)
USD	309,110,480	GBP	156,806,988	5/15/08	(2,349,456)
USD	125,952,320	GPB	64,000,000	5/22/08	(1,107,071)
USD	88,558,848	GPB	44,800,000	5/22/08	(382,726)
HKD	108,136,480	USD	13,885,369	5/2/08	(8,444)
HKD	108,136,480	USD	13,881,448	5/16/08	2,008
USD	9,307,804	INR	372,219,100	5/15/08	132,944
USD	13,874,502	HKD	108,136,480	5/2/08	(2,424)
GPB	156,806,988	USD	309,411,549	5/1/08	2,369,156
GPB	14,670,702	USD	28,987,839	5/1/08	182,045
USD	56,337,863	JPY	5,834,912,500	5/1/08	224,842
USD	254,798,898	JPY	26,356,398,000	5/1/08	1,335,437
USD	432,231,872	JPY	44,701,420,200	5/1/08	2,348,522
JPY	44,701,420,200	USD	441,207,906	5/1/08	(11,297,092)
JPY	26,356,398,000	USD	260,181,619	5/1/08	(6,701,965)
JPY	5,834,912,500	USD	57,700,000	5/1/08	(1,583,394)
JPY	3,736,020,970	NZD	45,672,648	5/8/08	299,636
IDR	249,112,500,000	USD	27,053,921	5/28/08	(150,849)
JPY	4,429,725,500	USD	43,858,668	5/9/08	(1,234,449)
JPY	12,163,961,448	USD	120,435,262	5/9/08	(3,389,779)
JPY	19,144,390,000	USD	189,272,004	5/9/08	(5,058,631)
JPY	15,773,544,149	USD	156,196,902	5/9/08	(4,418,874)
JPY	6,498,787,800	USD	62,226,574	5/14/08	327,007
JPY	5,834,912,500	USD	56,389,859	5/15/08	(222,732)
JPY	44,701,420,200	USD	432,637,653	5/15/08	(2,339,793)
JPY	26,356,398,000	USD	255,033,122	5/15/08	(1,325,262)
JPY	4,987,697,663	EUR	30,941,053	5/16/08	(265,596)
USD	11,000,000	JPY	1,132,670,000	5/9/08	101,091
KRW	22,622,544,998	USD	22,629,334	5/2/08	(68,187)
USD	22,795,793	KRW	22,622,544,998	5/2/08	234,647
USD	22,498,802	KRW	22,622,544,998	5/16/08	(53,488)
USD	24,591,870	MXN	257,801,490	5/2/08	19,338
USD	24,414,870	MXN	257,801,490	5/16/08	(113,475)
MXN	257,801,490	USD	24,459,344	5/2/08	113,188
MYR	46,148,960	USD	14,590,250	5/2/08	17,893
MYR	46,148,960	USD	14,648,138	5/16/08	(43,185)
USD	14,644,420	MYR	46,148,960	5/2/08	36,277
NOK	381,365,999	USD	76,344,964	5/9/08	(1,478,428)
NOK	70,952,700	USD	13,800,000	5/22/08	111,173
SEK	362,655,280	USD	61,713,852	5/9/08	(1,165,192)
SGD	197,622,834	USD	146,495,800	5/8/08	(706,697)
SGD	111,905,557	USD	82,972,290	5/9/08	(414,303)
TRY	14,530,250	USD	11,276,872	5/1/08	118,508
TRY	59,892,938	USD	46,346,002	5/1/08	625,168
USD	10,929,931	TRY	14,530,250	5/1/08	(461,289)

See Notes to Financial Statements.

24 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (continued)

•Forward foreign exchange contracts (concluded):

					Unrealized
				Settlement	Appreciation
Foreign Currency Purchased		Foreign Currency Sold		Date	(Depreciation)

USD	45,117,091	TRY	59,892,938	5/1/08	$ (1,836,929)
USD	11,218,624	TRY	14,530,250	5/15/08	(112,673)
USD	46,099,860	TRY	59,892,938	5/15/08	(607,159)
TWD	405,930,000	USD	13,486,047	5/27/08	(143,057)
VND	154,182,616,000	USD	9,604,000	5/8/08	(47,473)
VND	253,056,429,000	USD	15,809,400	5/21/08	(240,529)
USD	11,712,194	ZAR	93,345,600	5/9/08	(604,864)

Total Unrealized Depreciation on Forward Foreign Exchange Contracts					$(121,490,341)

• Financial futures contracts purchased as of April 30,2008 were as follows:

					Unrealized
Number of			Expiration		Appreciation
Contracts	Issue	Exchange	Date	Face Value	(Depreciation)

357	Dax Index 25 Euro	Eurex Deutschland	June 2008	$ 91,203,411	$ 7,217,848
32	Eurodollar	Chicago	September 2008	144,388,990	171,974
404	FTSE 100 Index	LIFFE	June 2008	45,790,783	3,900,083
3024	S&P 500 Index	Chicago	June 2008	1,000,284,313	47,508,402
129	S&P TSE 60 Index	Montreal	June 2008	19,777,198	1,678,024
4,979	2-Year U.S. Treasury Bond	Chicago	June 2008	1,073,101,791	(14,152,636)
2634	DJ Euro Stoxx 50	Eurex Deutschland	June 2008	144,383,197	11,790,849

Total Unrealized Appreciation					$ 58,114,544

• Financial futures contracts sold as of April 30,2008 were as follows:

					Unrealized
Number of			Expiration		Appreciation
Contracts	Issue	Exchange	Date	Face Value	(Depreciation)

32	Eurodollar	Chicago	September 2009	$ 7,601,626	$ (130,826)
148	Japan 10-Year Index	Tokyo	June 2008	199,744,312	3,950,029
2,872	10-Year U.S. Treasury Bond	Chicago	June 2008	342,680,778	10,054,641

Total Unrealized Appreciation					$ 13,873,844

• Swaps contracts outstanding as ofApril 30,2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Bought credit default protection on United Mexican States and pay 1.12%
Broker, CS First Boston
Expires May 2010	USD	6,450	$ (94,802)
Bought credit default protection on DaimlerChrysler NA Holding
Corp. and pay 0.53%
Broker, JPMorgan Chase
Expires June 2011	EUR	5,400	(20,880)
Bought credit default protection on Carnival Corp. and
pay 0.25%
Broker, JPMorgan Chase
Expires September 2011	USD	10,030	149,437
Bought credit default protection on Whirlpool Corp. and
pay 0.48%
Broker, JPMorgan Chase
Expires September 2011	USD	3,397	23,351

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

25

Schedule of Investments (continued)

• Swaps contracts outstanding (continued):

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Bought credit default protection on McDonald's Corp. and
pay 0.16%
Broker, JPMorgan Chase
Expires September 2011	USD	3,397	$ 3,190
Bought credit default protection on JC Penney Corp., Inc. and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011	USD	3,397	129,874
Bought credit default protection on Dow Jones CDX North America
High Yield Index Series 9-V2 and pay 3.75%
Broker, Morgan Stanley Capital Securities Inc.
Expires December 2012	USD	28,750	(1,727,538)
Bought credit default protection on Dow Jones CDX North America
Investment Grade Series 10 and pay 1.55%
Broker, Morgan Stanley Capital Securities Inc.
Expires June 2013	USD	23,300	(101,817)
Bought credit default protection on Dow Jones CDX North America
Investment Grade High Yield Series 10 Index and pay 5%
Broker, Morgan Stanley Capital Securities Inc.
Expires June 2013	USD	29,100	(223,779)
Bought credit default protection on CMBX.NA.AAA Index
Series 4 and pay 2.05%
Broker, Morgan Stanley Capital Securities Inc.
Expires February 2051	USD	14,520	(1,060,309)
Bought credit default protection on CMBX North America
Series 4.AAA and pay .35%
Broker, Morgan Stanley Capital Securities Inc.
Expires February 2051	USD	29,040	(2,197,348)
Pay a fixed rate of 4.255% and receive a floating rate based on
3-month USD LIBOR
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2018	USD	63,910	637,183
Pay a fixed rate of 4.3% and receive a floating rate based on
6-month EURO EURIBOR — Telerate
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2018	EUR	50,074	1,737,716
Pay a fixed rate of 5.0975% and receive a floating rate based on
6-month USD LIBOR plus 24.2%
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2018	GBP	41,250	332,233

See Notes to Financial Statements.

26 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Schedule of Investments (concluded)

• Swaps contracts outstanding (concluded):

			Unrealized
		Notional	Appreciation
	Amount (000)		(Depreciation)

Pay a fixed rate of 4.91% and receive a floating rate based on
6-month British Pound Sterling LIBOR
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2018	EUR	41,237	$ 1,483,826
Receive a fixed rate of 2.675% and pay a floating rate based on
3-month USD LIBOR
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2010	USD	274,810	(2,358,694)
Receive a fixed rate of 4.855% and pay a floating rate based on
6-month USD LIBOR plus 24.2%
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2010	GBP	173,120	(3,277,184)
Receive a fixed rate of 3.62% and pay a floating rate based on
6-month EURO EURIBOR - Telerate
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2010	EUR	218,956	(5,510,320)
Receive a fixed rate of 4.65% and pay a floating rate based on
6-month British Pound Sterling LIBOR
Broker, Morgan Stanley Capital Securities Inc.
Expires May 2010	GBP	172,497	(4,539,660)
Sold credit default protection on General Motors Corp. and
receive 7.15%
Broker, Deutsche Bank A.G. London
Expires September 2012	USD	6,244	(539,394)
Sold credit default protection on General Motors Corp. and
receive 6.95%
Broker, Morgan Stanley Capital Securities Inc.
Expires September 2012	USD	6,244	(576,415)

Total			$(17,731,330)

• Currency abbreviations:

AED	United Arab Emirates Dirhams	INR	Indian Rupee	SEK	Swedish Krona
AUD	Australian Dollar	IDR	Indonesian Rupiah	SGD	Singapore Dollar
BRL	Brazilian Real	ISK	Icelandic Krona	TRY	Turkish Lira
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	New Taiwan Dollar
CHF	Swiss Franc	KRW	South Korean Won	USD	U.S. Dollar
CNY	Chinese Yuan	MXN	Mexican New Peso	VND	Vietnam Dong
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone
HUF	Hungary Forint	NZD	New Zealand Dollar
HKD	Hong Kong Dollar	PLN	Polish Zloty

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

27

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $291,957,789) (cost — $23,845,856,482)	$27,951,092,003
Investments at value — affiliated (cost — $295,629,100)	295,629,100
Options purchased at value (cost — $56,373,055)	31,445,899
Unrealized appreciation on swaps	4,496,810
Unrealized appreciation on forward foreign exchange contracts	22,463,408
Foreign currency at value (cost — $84,567,998)	84,746,784
Cash	3,822,457
Swap premiums	9,598,355
Investments sold receivable	1,659,185,783
Capital shares sold receivable	191,818,958
Interest receivable	78,056,438
Dividends receivable	49,570,230
Swaps receivable	737,906
Securities lending income receivable	103,136
Prepaid expenses	215,762
Other assets	79,756

Total assets	30,383,062,785

Liabilities

Collateral at value — securities loaned	295,629,100
Cash collateral	11,873,260
Investments sold short at value (proceeds — $1,602,795,813)	1,579,567,398
Options written, at value (premiums received — $79,853,202)	118,947,227
Unrealized depreciation on forward foreign exchange contracts	143,398,415
Unrealized depreciation on swaps	22,228,140
Deferred foreign capital gain tax payable	2,616,505
Swap premiums	551,184
Investments purchased payable	321,858,558
Capital shares redeemed payable	39,491,230
Investment advisory fees payable	13,713,135
Distribution fees payable	11,308,278
Other affiliates payable	4,116,737
Margin variation payable	1,799,652
Dividends on short sales payable	1,215,049
Swaps payable	347,473
Other accrued expenses payable	330,160

Total liabilities	2,568,991,501

Net Assets

Net assets	$27,814,071,284

Net Assets Consist of

Institutional Shares of Common Stock, $0.10 par value, 1,000,000,000 shares authorized	$ 29,790,818
Investor A Shares of Common Stock, $0.10 par value, 2,000,000,000 shares authorized	50,200,045
Investor B Shares of Common Stock, $0.10 par value, 2,000,000,000 shares authorized	10,727,983
Investor C Shares of Common Stock, $.10 par value, 1,500,000,000 shares authorized	50,547,190
Class R Shares of Common Stock, $0.10 par value, 2,000,000,000 shares authorized	2,077,752
Paid-in capital in excess of par	22,923,307,888
Distributions in excess of net investment income	(132,074,361)
Accumulated net realized gain	882,784,603
Net unrealized appreciation/depreciation	3,996,709,366

Net Assets	$27,814,071,284

Net Asset Value

Institutional — Based on net assets of $5,942,254,366 and 297,908,183 shares outstanding	$ 19.95

Investor A — Based on net assets of $9,969,915,819 and 502,000,445 shares outstanding	$ 19.86

Investor B — Based on net assets of $2,078,523,091 and 107,279,833 shares outstanding	$ 19.37

Investor C — Based on net assets of $9,422,514,747 and 505,471,902 shares outstanding	$ 18.64

Class R — Based on net assets of $400,863,261 and 20,777,516 shares outstanding	$ 19.29

See Notes to Financial Statements.

28 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Statement of Operations
Six Months Ended April 30, 2008 (Unaudited)

Investment Income

Interest (net of $461,156 foreign withholding tax)	$ 171,357,783
Dividends (net of $6,746,190 foreign withholding tax)	146,416,689
Securities lending	437,622
Other	15,611

Total income	318,227,705

Expenses

Investment advisory	91,237,300
Service — Investor A	10,699,139
Service and distribution — Investor B	10,058,693
Service and distribution — Investor C	39,707,099
Service and distribution — Class R	839,508
Transfer agent — Institutional	1,591,680
Transfer agent — Investor A	3,280,515
Transfer agent — Investor B	1,472,481
Transfer agent — Investor C	3,781,904
Transfer agent — Class R	272,762
Custodian	3,028,853
Accounting services	1,892,882
Registration	441,905
Directors	302,916
Printing	200,568
Professional	157,398
Interest expense	101,472
Miscellaneous	356,346

Total expenses excluding dividend expense	169,423,421
Divided expense	7,749,933

Total expenses	177,173,354
Less fees waived by advisor	(15,383,649)

Total expenses after waiver	161,789,705

Net investment income	156,438,000

Realized and Unrealized Gain (Loss)

Realized gain (loss) from:
Investments	487,467,263
Short sales	13,456,512
Futures and swaps	(108,289,569)
Options written	48,934,070
Foreign currency	462,446,696

904,014,972

Change in net unrealized appreciation/depreciation on:
Investments (includes $1,913,835 deferred foreign capital gain tax credit)	(1,164,570,609)
Futures and swaps	55,909,936
Options written	51,533,656
Short sales	23,461,703
Foreign currency	(159,539,995)

(1,193,205,309)

Total realized and unrealized loss	(289,190,337)

Net Decrease in Net Assets Resulting from Operations	$ (132,752,337)

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

29

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30, 2008	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 156,438,000	$ 293,399,486
Net realized gain	904,014,972	1,063,272,748
Net change in unrealized appreciation/depreciation	(1,193,205,309)	2,555,293,758

Net increase (decrease) in net assets resulting from operations	(132,752,337)	3,911,965,992

Dividends and Distributions to Shareholders From:

Net investment income:
Institutional	(90,353,314)	(91,712,274)
Investor A	(143,522,045)	(140,016,792)
Investor B	(28,128,231)	(29,660,724)
Investor C	(112,821,431)	(91,469,297)
Class R	(5,175,672)	(3,771,170)
Net realized gain:
Institutional	(191,342,782)	(38,724,514)
Investor A	(326,514,239)	(64,797,507)
Investor B	(83,899,482)	(22,323,174)
Investor C	(316,637,431)	(54,552,008)
Class R	(12,777,105)	(1,713,045)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,311,171,732)	(538,740,505)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	6,258,875,195	3,531,712,515

Redemption Fee

Redemption fee	364,922	203,724

Net Assets

Total increase in net assets	4,815,316,048	6,905,141,726
Beginning of period	22,998,755,236	16,093,613,510

End of period	$27,814,071,284	$22,998,755,236

End of period undistributed (distributions in excess of) net investment income	$ (132,074,361)	$ 91,488,332

See Notes to Financial Statements.

30 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Financial Highlights

			Institutional

	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 21.30	$ 17.94	$ 17.36	$ 15.80	$ 14.31	$ 11.20

Net investment income[1]	0.18	0.40	0.38	0.34	0.27	0.32
Net realized and unrealized gain (loss)	(0.32)[2]	3.60[2]	2.34[2]	1.89[2]	1.72[2]	3.23

Net increase (decrease) from investment operations	(0.14)	4.00	2.72	2.23	1.99	3.55

Dividends and distributions from:
Net investment income	(0.39)	(0.44)	(0.44)	(0.49)	(0.50)	(0.44)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	—

Total dividends and distributions	(1.21)	(0.64)	(2.14)	(0.67)	(0.50)	(0.44)

Net asset value, end of period	$ 19.95	$ 21.30	$ 17.94	$ 17.36	$ 15.80	$ 14.31

Total Investment Return[3]

Based on net asset value	(0.58%)[4]	22.78%	16.65%[5]	14.41%	14.21%	32.42%

Ratios to Average Net Assets

Total expenses, after waiver and excluding dividend expense	0.80%[6]	0.77%	0.82%	0.84%	0.88%	0.94%

Total expenses after waiver	0.86%[6]	0.77%	0.82%	0.84%	0.88%	0.94%

Total expenses	0.93%[6]	0.88%	0.91%	0.92%	0.94%	0.97%

Net investment income	1.81%[6]	2.08%	2.13%	2.04%	1.79%	2.55%

Supplemental Data

Net assets, end of period (000)	$ 5,942,254	$ 4,858,867	$ 3,506,452	$ 2,574,791	$ 1,893,248	$ 1,370,866

Portfolio turnover	13%	45%	40%	49%	43%	45%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of any sales charges.
[4] Aggregate total investment return.
5 In 2006, approximately +0.02% of the Fund’s total investment return for Institutional Shares consisted of a payment by Merrill Lynch Investment Managers, L in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

31

Financial Highlights (continued)

			Investor A
	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 21.22	$ 17.87	$ 17.30	$ 15.75	$ 14.27	$ 11.17

Net investment income[1]	0.15	0.35	0.33	0.30	0.23	0.28
Net realized and unrealized gain (loss)	(0.33)[2]	3.60[2]	2.33[2]	1.88[2]	1.72[2]	3.23

Net increase (decrease) from investment operations	(0.18)	3.95	2.66	2.18	1.95	3.51

Dividends and distributions from:
Net investment income	(0.36)	(0.40)	(0.39)	(0.45)	(0.47)	(0.41)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	—

Total dividends and distributions	(1.18)	(0.60)	(2.09)	(0.63)	(0.47)	(0.41)

Net asset value, end of period	$ 19.86	$ 21.22	$ 17.87	$ 17.30	$ 15.75	$ 14.27

Total Investment Return[3]

Based on net asset value	(0.77%)[4]	22.56%	16.32%[5]	14.12%	13.90%	32.10%

Ratios to Average Net Assets

Total expenses, after waiver and excluding dividend expense	1.00%[6]	1.03%	1.07%	1.09%	1.13%	1.18%

Total expenses after waiver	1.06%[6]	1.03%	1.07%	1.09%	1.13%	1.18%

Total expenses	1.18%[6]	1.15%	1.16%	1.17%	1.18%	1.22%

Net investment income	1.55%[6]	1.82%	1.88%	1.79%	1.54%	2.28%

Supplemental Data

Net assets, end of period (000)	$ 9,969,916	$8,266,581	$5,833,059	$4,482,210	$3,442,396	$2,675,367

Portfolio turnover	13%	45%	40%	49%	43%	45%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, approximately +0.02% of the Fund’s total investment return for Investor A Shares consisted of a payment by Merrill Lynch Investment Managers, L in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

32 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Financial Highlights (continued)

			Investor B
	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 20.72	$ 17.49	$ 16.94	$ 15.44	$ 13.99	$ 10.96

Net investment income[1]	0.07	0.19	0.19	0.17	0.11	0.19
Net realized and unrealized gain (loss)	(0.33)[2]	3.51[2]	2.29[2]	1.83[2]	1.69[2]	3.15

Net increase (decrease) from investment operations	(0.26)	3.70	2.48	2.00	1.80	3.34

Dividends and distributions from:
Net investment income	(0.27)	(0.27)	(0.23)	(0.32)	(0.35)	(0.31)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	—

Total dividends and distributions	(1.09)	(0.47)	(1.93)	(0.50)	(0.35)	(0.31)

Net asset value, end of period	$ 19.37	$ 20.72	$ 17.49	$ 16.94	$ 15.44	$ 13.99

Total Investment Return[3]

Based on net asset value	(1.17%)[4]	21.52%	15.49%[5]	13.19%	13.08%	31.05%

Ratios to Average Net Assets

Total expenses, after waiver and excluding dividend expense	1.80%[6]	1.84%	1.83%	1.86%	1.89%	1.96%

Total expenses after waiver	1.86%[6]	1.84%	1.83%	1.86%	1.89%	1.96%

Total expenses	1.99%[6]	1.95%	1.93%	1.94%	1.95%	2.00%

Net investment income	0.73%[6]	1.03%	1.12%	1.04%	0.75%	1.52%

Supplemental Data

Net assets, end of period (000)	$ 2,078,523	$ 2,141,544	$2,020,699	$2,060,638	$2,159,322	$2,094,428

Portfolio turnover	13%	45%	40%	49%	43%	45%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, approximately +0.02% of the Fund’s total investment return for Investor B Shares consisted of a payment by Merrill Lynch Investment Managers, L in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

33

Financial Highlights (continued)

			Investor C
	Six Months Ended
	April 30, 2008		Year Ended October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 19.99	$ 16.91	$ 16.47	$ 15.04	$ 13.66	$ 10.72

Net investment income[1]	0.07	0.19	0.19	0.16	0.11	0.17
Net realized and unrealized gain (loss)	(0.31)[2]	3.39[2]	2.21[2]	1.80[2]	1.65[2]	3.10

Net increase (decrease) from investment operations	(0.24)	3.58	2.40	1.96	1.76	3.27

Dividends and distributions from:
Net investment income	(0.29)	(0.30)	(0.26)	(0.35)	(0.38)	(0.33)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	—

Total dividends and distributions	(1.11)	(0.50)	(1.96)	(0.53)	(0.38)	(0.33)

Net asset value, end of period	$ 18.64	$ 19.99	$ 16.91	$ 16.47	$ 15.04	$ 13.66

Total Investment Return[3]

Based on net asset value	(1.13%)[4]	21.54%	15.45%[5]	13.25%	13.08%	31.03%

Ratios to Average Net Assets

Total expenses, after waiver and excluding dividend expense	1.75%[6]	1.81%	1.83%	1.86%	1.90%	1.96%

Total expenses after waiver	1.81%[6]	1.81%	1.83%	1.86%	1.90%	1.96%

Total expenses	1.94%[6]	1.92%	1.93%	1.94%	1.96%	2.00%

Net investment income	0.80%[6]	1.05%	1.11%	1.01%	0.78%	1.45%

Supplemental Data

Net assets, end of period (000)	$ 9,422,515	$ 7,425,397	$ 4,585,172	$ 2,841,071	$ 1,698,382	$ 865,342

Portfolio turnover	13%	45%	40%	49%	43%	45%

[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
5 In 2006, approximately +0.02% of the Fund’s total investment return for Investor C Shares consisted of a payment by Merrill Lynch Investment Managers, L in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

34 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Financial Highlights (concluded)

			Class R

						Period
	Six Months Ended		Year Ended October 31,			January 3, 2003[1]
	April 30, 2008					to October 31,
	(Unaudited)	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 20.65	$ 17.43	$ 16.93	$ 15.44	$ 14.04	$ 11.43

Net investment income[2]	0.12	0.27	0.28	0.25	0.21	0.08
Net realized and unrealized gain (loss)	(0.33)[3]	3.51[3]	2.28[3]	1.85[3]	1.66[3]	2.71

Net increase (decrease) from investment operations	(0.21)	3.78	2.56	2.10	1.87	2.79

Dividends and distributions from:
Net investment income	(0.33)	(0.36)	(0.36)	(0.43)	(0.47)	(0.18)
Net realized gain	(0.82)	(0.20)	(1.70)	(0.18)	—	—

Total dividends and distributions	(1.15)	(0.56)	(2.06)	(0.61)	(0.47)	(0.18)

Net asset value, end of period	$ 19.29	$ 20.65	$ 17.43	$ 16.93	$ 15.44	$ 14.04

Total Investment Return

Based on net asset value	(0.94%)[4]	22.14%	16.02%[5]	13.87%	13.60%	24.57%[4]

Ratios to Average Net Assets

Total expenses, after waiver and excluding dividend expense	1.33%[6]	1.36%	1.32%	1.35%	1.38%	1.42%[6]

Total expenses after waiver	1.39%[6]	1.36%	1.32%	1.35%	1.38%	1.42%[6]

Total expenses	1.52%[6]	1.47%	1.41%	1.42%	1.45%	1.47%[6]

Net investment income	1.22%[6]	1.47%	1.61%	1.48%	1.35%	1.93%[6]

Supplemental Data

Net assets, end of period (000)	$ 400,863	$ 306,367	$ 148,232	$ 61,531	$ 20,482	$ 341

Portfolio turnover	13%	45%	40%	49%	43%	45%

[1] Commencement of operations.
[2] Based on average shares outstanding.
[3] Includes a redemption fee, which is less than $0.01 per share.
[4] Aggregate total investment return.
5 In 2006, approximately +0.02% of the Fund’s total investment return for Class R Shares consisted of a payment by Merrill Lynch Investment Managers, L in order to resolve a regulatory issue relating to an investment.
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

35

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, divi-
dend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expens-
es related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price.
Swap agreements are valued by quoted fair values received daily by the
Fund’s pricing service. Short-term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

The Fund values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing ser-
vices selected under the supervision of the Board of Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transac-
tions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such invest-

ments. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Fund may engage in various port-
folio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts.
Financial futures contracts are contracts for delayed delivery of secu-
rities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as colla-
teral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

36 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Notes to Financial Statements (continued)

•Forward foreign exchange contracts — The Fund may enter into for-
ward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward foreign exchange con-
tracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the
Fund. The contract is marked-to-market daily and the change in mar-
ket value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•Options — The Fund may purchase and write call and put options.
When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent lia-
bility. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determin-
ing whether a Fund has realized a gain or a loss on investment trans-
actions.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.

•Swaps — The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make peri-
odic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accom-
panying Statement of Operations as realized gains or losses, respec-
tively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any.

•Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consider-
ation for a guarantee from the counterparty to make a specific pay-
ment should a negative credit event take place.

•Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize)
over time.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-
market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The
Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited poten-
tial for the market price of the security sold short to increase. The fund is required to repay the counterparty any dividends or interest received on the security sold short.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

37

Notes to Financial Statements (continued)

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount. will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

TBA Commitments: The Fund may enter into to-be-announced (“TBA”)
commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Unsettled
TBA commitments are valued at the current market value of the under-
lying securities, according to the procedures described under “Valuation of Investments.”

Zero Coupon Bonds: The Fund may invest in zero coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value then similar maturity debt obligations, which provide for regular interest payments.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments
(e.g., swaps or futures contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated.

Investment Transactions and Investment Income: Investment tran-
sactions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts and debt securities. Income and realized and unrealized gains and loss-
es are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions of capital gains are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the bor-
rower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed secu-
rities, in the event of borrower default or in the event of losses on invest-
ments made with cash collateral.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 does not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s tax returns remains open for the years ended
October 31, 2004 through October 31, 2006. The statutes of limitations on the Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

38 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Notes to Financial Statements (continued)

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact of the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact of the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several Funds are pro-rated among those Funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and admin-
istration services. Merrill Lynch & Co. Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such ser-
vices, the Fund pays the Advisor a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. The Advisor has voluntarily agreed to waive a portion of its fees payable by the Fund so that such fee is reduced for average daily net assets of the Fund as follows:

In Excess of	Not Exceeding	Waived to

$2.5 billion	$ 5.0 billion	0.700%
$5 billion	$ 7.5 billion	0.650%
$7.5 billion	$ 10.0 billion	0.625%
$10 billion	$ 15.0 billion	0.600%
$15 billion		0.575%

For the six months ended April 30, 2008, the Advisor earned fees of
$91,237,300, of which $15,383,649 was waived. In addition, the
Advisor has entered into sub-advisory agreements with BlackRock
Investment Management, LLC (“BIM”) and BlackRock Asset Management
U.K. Limited, both affiliates of the Advisor, under which the Advisor pays each sub-advisor for services it provides, a monthly fee that is a per-
centage of the investment advisory fee paid by the Fund to the Advisor.
For the six months ended April 30, 2008, the Fund reimbursed the
Advisor $199,703 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Fund has entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

39

Notes to Financial Statements (continued)

Pursuant to sub-agreements with the Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each of the Distributors, provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and
Class R shareholders.

For the six months ended April 30, 2008, the affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares totaling $2,182,965.

For the six months ended April 30, 2008, affiliates received contingent deferred sales charges of $673,501 and $746,354 relating to tran-
sactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $99,223 relat-
ing to transactions subject to front-end sales charge waivers in
Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. During the six months ended April 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$16,621
Investor A	$75,954
Investor B	$13,084
Investor C	$63,542
Class R	$ 1,460

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of April 30, 2008, the Fund loaned securities with a value of $2,620,232. Pursuant to that order, the Fund has retained BIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $110,737 in security lending agent fees.

In addition, MLPF&S received $294,064 in commissions on the execu-
tion of portfolio security transactions for the Fund for the six months ended April 30, 2008

PFPC, Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments (including paydowns), excluding short-term securities, for the six months ended April 30, 2008 were
$7,129,196,998 and $2,763,273,235, respectively.

Transactions in call options written for the six months ended April 30,
2008 were as follows:

	Number of	Premiums
	Contracts	Received

Outstanding call options written,
beginning of year	236,618	$ 91,855,005
Options written	166,204	58,417,822
Options exercised	(40,279)	(27,284,348)
Options expired	(163,727)	(47,206,560)
Options closed	(18)	(10,746)

Outstanding call options written, end
of year	198,798	$ 75,771,173

Transactions in put options written for the six months ended April 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Received

Outstanding put options written,
beginning of year	6,750	$ 8,151,202
Options written	14,106	25,578,877
Options expired	(7,764)	(6,666,575)
Options closed	(10,902)	(22,981,475)

Outstanding call options written,
end of year	2,190	$ 4,082,029

40 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Notes to Financial Statements (continued)

4. Capital Share Transactions:
Transactions in common stock for each class were as follows:
	Six Months Ended		Year Ended
	April 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	79,152,904	$ 1,566,536,014	62,905,474	$ 1,205,643,862
Shares issued to shareholders in reinvestment of
dividends and distributions	12,685,463	248,895,427	6,111,406	114,973,080

Total issued	91,838,367	1,815,431,441	69,016,880	1,320,616,942
Shares redeemed	(22,014,258)	(438,238,804)	(36,436,348)	(698,518,992)

Net increase	69,824,109	$ 1,377,192,637	32,580,532	$ 622,097,950

Investor A Shares

Shares sold and automatic conversion of shares	119,271,558	$ 2,352,009,469	97,579,397	$ 1,868,660,337
Shares issued to shareholders in reinvestment of
dividends and distributions	21,290,859	416,237,805	9,581,687	179,457,239

Total issued	140,562,417	2,768,247,274	107,161,084	2,048,117,576
Shares redeemed	(28,215,574)	(557,935,082)	(43,846,630)	(836,437,351)

Net increase	112,346,843	$ 2,210,312,192	63,314,454	$ 1,211,680,225

Investor B Shares

Shares sold	13,257,851	$ 255,996,463	17,973,914	$ 334,218,300
Shares issued to shareholders in reinvestment of
dividends and distributions	5,218,387	99,828,311	2,533,996	45,988,187

Total issued	18,476,238	355,824,774	20,507,910	380,206,487
Shares redeemed and automatic conversion of shares	(14,561,378)	(281,707,920)	(32,691,266)	(610,403,158)

Net increase	3,914,860	$ 74,116,854	(12,183,356)	$ (230,196,671)

Investor C Shares

Shares sold	138,195,332	$ 2,564,980,229	130,190,820	$ 2,352,720,961
Shares issued to shareholders in reinvestment of
dividends and distributions	21,349,932	392,841,254	7,474,092	131,992,903

Total issued	159,545,264	2,957,821,483	137,664,912	2,484,713,864
Shares redeemed	(25,545,219)	(474,583,891)	(37,415,053)	(675,446,987)

Net increase	134,000,045	$ 2,483,237,592	100,249,859	$ 1,809,266,877

Class R Shares

Shares sold	8,063,885	$ 154,963,673	10,174,155	$ 190,560,055
Shares issued to shareholders in reinvestment of
dividends and distributions	943,565	17,946,616	298,859	5,473,538

Total issued	9,007,450	172,910,289	10,473,014	196,033,593
Shares redeemed	(3,067,816)	(58,894,369)	(4,139,165)	(77,169,459)

Net increase	5,939,634	$ 114,015,920	6,333,849	$ 118,864,134

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

41

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's elec-
tion, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended April 30, 2008.

6. Commitments:

At April 30, 2008, the Fund had entered into foreign exchange contracts, in addition to the contracts listed on the schedule of investments, under which it had agreed to purchase various foreign currencies with an approximate value of $555,334.

7. Capital Loss Carryforward:

As of October 31, 2007, the Fund had a capital loss carryforward of
$19,493,822, of which $5,337,789 expires in 2008, $8,474,168 expires in 2009, $3,257,086 expires in 2010 and $2,424,779
expires in 2011. This amount will be available to offset future realized capital gains.

8. Subsequent Event:

Effective May 13, 2008, the Advisor has changed the voluntary waiver of its investment advisory fees. The fees will now be reduced by the vol-
untary waiver for the average daily net assets of the Fund as follows:

		Rate
In Excess of	Not Exceeding	Waived to

$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion		0.62%

42 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agents
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

43

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery 2) Click on the applicable link and follow the steps to sign up 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
or (2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission (the “SEC”) website at at http://www.sec.gov.

44 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information regarding the operation of the
Public Reference Room may be obtained by calling (800) SEC-0330.
The Fund’s Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

45

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

46 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2008

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global Allocation Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#10873-4/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 23, 2008